UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09079
                                                     ---------

                         Morgan Keegan Select Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Registrant's telephone number, including area code: (901) 524-4100
                                                           --------------

                              Allen B. Morgan, Jr.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                  --------------------------------------------
                     (Name and address of agent for service)

                                 with copies to

                              Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800

                   Date of fiscal year end:  June 30, 2004
                                            -----------------
                   Date of reporting period: December 31, 2003
                                             -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1):

[LOGO OMITTED]

REGIONS MORGAN KEEGAN

SELECT FUNDS



CAPITAL GROWTH FUND

FINANCIAL FUND

INTERMEDIATE BOND FUND

HIGH INCOME FUND

                               SEMI ANNUAL REPORT

                               DECEMBER 31, 2003


Each fund is a series of Morgan Keegan Select Fund, Inc.

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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


Introduction                                                                   1

Letter to Shareholders                                                         2

Capital Growth Fund
  Portfolio Commentary/Schedule of Investments                                 4

Financial Fund
  Portfolio Commentary/Schedule of Investments                                 9

Intermediate Bond Fund
  Portfolio Commentary/Schedule of Investments                                13

High Income Fund
  Portfolio Commentary/Schedule of Investments                                23

Index Descriptions                                                            38

Statements of Assets and Liabilities                                          40

Statements of Operations                                                      42

Statements of Changes in Net Assets                                           44

Notes to Financial Statements                                                 46

Financial Highlights                                                          52

Board of Directors and Officers                                               57


This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning their objectives and policies, management fees, expenses, and other information.

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                         MORGAN KEEGAN SELECT FUND, INC.
                                  INTRODUCTION
--------------------------------------------------------------------------------
Morgan Keegan Select Fund, Inc. currently consists of four funds.

     -  REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND
     -  REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND
     -  REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
     -  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

The CAPITAL GROWTH FUND seeks to provide capital appreciation through equity investments in domestic companies. The fund gives consideration, among other things, to a company's overall financial health and prospects. The fund targets companies with attractive return on equity ratios, earnings growth rates, and price-to-earnings ratios, relative to their historical averages and to the ratios and performances of their industry peers.

The FINANCIAL FUND seeks to provide long-term capital appreciation through equity investments in companies within the financial services industry. The fund targets large, regional and community banks and thrift institutions as well as other financial services companies. Investments are chosen with consideration given to a company's market growth, growth and innovation in product offerings and growth demographics. Additionally, fundamental measures such as return on assets, return on equity, quality of assets, adequacy of loan loss reserves, and operating efficiency are given weight in security selection. Please be advised that any fund concentrating most of its investments in a single industry will be more susceptible to factors adversely affecting issues within that industry than would a more diversified fund.

The INTERMEDIATE BOND FUND seeks to provide a high level of income by investing in intermediate-maturity, investment-grade bonds. The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. The fund targets investment-grade debt securities with effective maturities between one and ten years. The fund is not required to sell a security that is downgraded subsequent to purchase, but will consider what action, including sale, is in the best interest of the fund and shareholders. The fund invests in securities that offer the most attractive value relative to alternative investments.

The HIGH INCOME FUND seeks to provide a high level of income primarily by investing in below-investment-grade debt securities. The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. The fund invests in securities that offer the most attractive value relative to alternative investments. Please be advised that below-investment-grade bonds involve a higher credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers to service primary obligations and an unanticipated default could cause the fund to experience a reduction in value of its shares.

Please call for a prospectus and read it carefully before investing.

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                         MORGAN KEEGAN SELECT FUND, INC.
                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

Although 2003 started on a cautious note under the specter of recession, terrorism, and war in Iraq, the economy improved in the second half of the year and corporate profits rebounded. The positive economic rebound coupled with the newly-enacted tax breaks and low interest rates proved to be an excellent backdrop for equity investors.

Following three years of negative returns for the equity markets, the sharp rebound was broad, with most indices up more than 20% and the NASDAQ up over 50%. Fixed income investors also had a respectable year in 2003, which was surprising given the strength in the economy and weakness in the dollar. The Federal Reserve continued to hold rates at historically low levels, which benefited bonds. The high yield sector was the best performing sector followed by corporates and Treasuries. Clearly, sectors sensitive to credit outperformed. A year that began with dismal overtones ended with renewed enthusiasm for the U.S. markets.

The series of Morgan Keegan Select Fund, Inc. all posted positive returns in 2003. Both of the equity funds, the Capital Growth Fund and the Financial Fund, turned in impressive returns benefiting from the rebound in the equity markets.

Charles A. Murray is to be congratulated on his first full year as portfolio manager of the Capital Growth Fund. Mr. Murray also serves as manager for the Regions Morgan Keegan Mid Cap Growth Fund (formerly Aggressive Growth Fund), a series of Regions Morgan Keegan Select Funds. Because the investment objectives and investment philosophy of the Capital Growth Fund and Mid Cap Growth Fund are so similar, it is anticipated that, subject to shareholder approval, the Capital Growth Fund will merge into the Mid Cap Growth Fund in mid-2004.

Financial Fund shareholders also will see a change this year. After two and a half years as portfolio manager of the Financial Fund, in late January 2004, James Stokes elected to pursue other opportunities. The fund is currently being managed by Morgan Asset Management's Value Team in Birmingham, headed by Craig Harris. Mr. Harris also manages the Regions Morgan Keegan Select Value Fund, a series of Regions Morgan Keegan Select Funds. Subject to shareholder approval, the Financial Fund is expected to merge into the Value Fund later this year.

Our fixed income funds, led by James Kelsoe and his team, turned in another solid year. The High Income Fund posted its fourth consecutive year of double-digit returns, and even though the fund lagged its Lehman Brothers index in 2003, the three-year record is still unparalleled, ranking in the top 1% of

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                         MORGAN KEEGAN SELECT FUND, INC.
                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

all high yield funds, according to Bloomberg. The Intermediate Bond Fund also had excellent returns, outperforming its benchmark index while growing its assets by 38% during the year.

The executive summary below illustrates the Select Fund's relative performance.

--------------------------------------------------------------------------------
PERFORMANCE STATISTICS AS OF DECEMBER 31, 2003*     SIX MONTHS      ONE YEAR

CAPITAL GROWTH                                         15.35%        30.92%
  S&P 500 Index+                                       15.14%        28.67%

FINANCIAL                                              17.69%        29.75%
  KBW Bank Index+                                      15.48%        34.39%

INTERMEDIATE BOND                                       1.63%         6.33%
  Lehman Brothers Intermediate Aggregate Index+         0.60%         3.81%

HIGH INCOME                                             6.83%        14.88%
  Lehman Brothers Ba High Yield Index+                  6.71%        19.95%

* The above performance statistics are Net Asset Value returns of class "A" shares. The performance would be lower if the maximum sales load were included.
+  Refer to Index Descriptions on page 38.
Past performance is not indicative of future results.

We are pleased about the ongoing success of the Select Fund Family. Thank you for your continued confidence and support. You are an integral part of that success.

                                                /s/ Carter E. Anthony
                                                Carter E. Anthony, CFA
                                                President

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                REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND
                              PORTFOLIO COMMENTARY
                                December 31, 2003
--------------------------------------------------------------------------------

The Regions Morgan Keegan Select Capital Growth Fund continued to benefit from the rebound in the stock market in the second half of 2003. The fund's total return during the last six months was 15.35%, which compared well with the S&P 500+ return of 15.14%.

The fund continued to restructure from a multi-cap core fund to a mid-cap growth fund. In so doing, a number of older, more mature stock positions were sold which generated long-term capital gains amounting to a $3.93 per share capital gain that was paid to shareholders in December. With the majority of the restructuring complete, the fund now holds faster-growing stocks rather than more mature slower-growth stocks. Should this strategy work as planned, long-term results should be enhanced. The fund will generally hold between forty and sixty stocks that pay little or no dividends, so the fund is more suited for individuals seeking capital gains. The median capitalization of the portfolio should be in the $3 billion to $4 billion range.

The return for 2003 was 30.92%, which outperformed the S&P 500 return of 28.67%. The fund's performance was due to sector weights, individual stock performance, and being mostly fully invested.

As we venture into 2004, there will be many challenges. The major concerns relate to the macro-valuation of the stock market and the potential for increased interest rates. However, even in the face of these concerns, there is always opportunity.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
                             Charles A. Murray, CFA
--------------------------------------------------------------------------------
+  Refer to Index Descriptions on page 38.

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                REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND
                              PORTFOLIO COMMENTARY
                                December 31, 2003
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE (EXCLUDES SALES LOAD)
--------------------------------------------------------------------------------
                         CAPITAL      CAPITAL      CAPITAL
                         GROWTH       GROWTH       GROWTH
                         FUND          FUND         FUND
                        A-SHARES     C-SHARES*    I-SHARES**        S&P 500+
6 Months                  15.35%        15.34%        15.56%        15.14%
1 Year                    30.92%        30.74%        31.24%        28.67%
Inception (1/23/02)***        -             -          2.93%         1.00%
Inception (6/15/01)***        -         (1.06%)           -         (1.80%)
5 Years***                (2.65%)           -             -         (0.57%)
10 Years***                7.00%            -             -         11.05%
--------------------------------------------------------------------------------
*    Class C shares were initially issued June 15, 2001.
**   Class I shares were initially issued January 23, 2002.
***  Average annual total returns.
+    Refer to Index Descriptions on page 38.


PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
      Net Asset Value                               $15.31*
      Net Assets                                    $33.1 million
      Average Market Capitalization                 $17.6 billion
      Median Market Capitalization                   $4.8 billion
      Percent Invested                               87.8%
--------------------------------------------------------------------------------
*  "A" shares only.


LARGEST HOLDINGS
--------------------------------------------------------------------------------
      Forest Laboratories, Inc. (FRX)                 3.7%
      Chico's FAS, Inc. (CHS)                         3.4%
      Symantec Corporation (SYMC)                     3.3%
      Gilead Sciences, Inc. (GILD)                    2.8%
      NASDAQ-100 Trust (QQQ)                          2.8%
--------------------------------------------------------------------------------


SECTOR WEIGHTINGS
--------------------------------------------------------------------------------
      Technology                                     22.3%
      Health Care / Pharmaceutical                   19.0%
      Retail                                         13.3%
      Financial Services                             12.6%
      Transportation                                  8.3%
      Energy                                          4.0%
      Restaurant                                      3.8%
      Index-Based                                     2.8%
      Casinos & Gaming                                1.7%
--------------------------------------------------------------------------------

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                REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND
                              PORTFOLIO COMMENTARY
                                December 31, 2003
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE (INCLUDES MAXIMUM SALES LOAD)
--------------------------------------------------------------------------------
                                                 CAPITAL         CAPITAL
                                                 GROWTH           GROWTH
                                                  FUND            FUND
                                                A-SHARES*       C-SHARES**
      6 Months                                    11.31%          14.18%
      1 Year                                      26.34%          29.43%
      Inception (6/15/01)***                          -           (1.06%)
      5 Years***                                  (3.34%)             -
      10 Years***                                  6.62%              -
--------------------------------------------------------------------------------
*     "A" shares carry a maximum sales load of 3.50%.
** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
***   Average annual total returns.


              Growth of $10,000 Investment in Capital Growth Fund
--------------------------------------------------------------------------------

      S&P 500                        Capital Growth Fund, Class A
  ---------------                    ----------------------------
  6/93    $10,000                        6/93    $ 9,650
  6/94    $10,141                        6/94    $ 9,691
  6/95    $12,777                        6/95    $11,029
  6/96    $16,100                        6/96    $14,150
  6/97    $21,641                        6/97    $17,875
  6/98    $28,153                        6/98    $22,401
  6/99    $34,550                        6/99    $23,566
  6/00    $37,037                        6/00    $23,366
  6/01    $31,545                        6/01    $20,140
  6/02    $25,870                        6/02    $17,682
  6/03    $25,934                        6/03    $17,179
 12/03    $29,861                       12/03    $19,815



     Average Annual Total Returns for the period ended 12/31/03.

                           1 Year      Inception     5 Year        10 Year
     Class A Shares        26.34%           -        (3.34%)        6.62%
     Class C Shares        29.43%       (1.06%)          -             -
     Class I Shares        31.24%        2.93%           -             -

This data is as of December 31, 2003. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results. The fund's returns and the $10,000 chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

      Shares    Description                                      Market
                                                                  Value

      EQUITY SECURITIES - 87.8%

                CASINOS & GAMING - 1.7%
      16,000   *International Game Technology                    571,200

                ENERGY / ENERGY RELATED - 4.0%
      20,000    GlobalSantaFe Corporation                        496,600
      20,000   *Smith International, Inc.                        830,400

                FINANCIAL SERVICES - 12.6%
      20,000    AmSouth Bancorporation                           490,000
       6,000    Bank of America Corporation                      482,580
      10,000    Compass Bancshares, Inc.                         393,500
      30,000   *E*TRADE Financial Corporation                    379,500
      45,000    Janus Capital Group, Inc.                        738,450
      10,000    Legg Mason, Inc.                                 771,800
      20,000    SouthTrust Corporation                           654,800
       5,000    TCF Financial Corporation                        256,750

                HEALTH CARE / PHARMACEUTICAL - 19.0%
       5,000   *Apria Healthcare Group Inc.                      142,350
       2,000   *Barr Pharmaceuticals, Inc.                       153,900
      10,000   *Express Scripts, Inc.                            664,300
       7,000   *First Health Group Corp.                         136,640
      20,000   *Forest Laboratories, Inc.                      1,236,000
      16,000   *Gilead Sciences, Inc.                            932,480
       5,000   *Lincare Holdings, Inc.                           150,400
      15,000   *MedImmune, Inc.                                  380,700
      40,000   *Millennium Pharmaceuticals, Inc.                 746,000
      27,000    Mylan Laboratories, Inc.                         682,020
       5,000   *Patterson Dental Company                         319,950
      30,000   *Sepracor Inc.                                    717,900

                INDEX-BASED - 2.8%
      25,000   *NASDAQ-100 Trust                                 911,500

                RESTAURANT - 3.8%
      12,000   *Applebee's International, Inc.                   472,080
       8,000   *Brinker International, Inc.                      265,280
      12,000    Outback Steakhouse, Inc.                         530,520

                RETAIL - 13.3%
      23,000   *Abercrombie & Fitch Co.                          568,330
      40,000   *American Eagle Outfitters, Inc.                  656,000
      30,000   *Chico's FAS, Inc.                              1,108,500
      23,797    Dollar General Corp.                             499,499
      15,000   *Dollar Tree Stores, Inc.                         451,050
      24,000    Pier 1 Imports, Inc.                             524,640
       6,000   *Timberland Company                               312,420
       8,000   *Williams-Sonoma, Inc.                            278,160

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                REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

                TECHNOLOGY - 22.3%
      14,000   *Affiliated Computer Services, Inc.               762,440
      10,000   *Broadcom Corporation                             340,200
       5,000   *Cabot Microelectronics Corporation               245,000
      16,000   *Cisco Systems, Inc.                              387,680
      10,000   *Fairchild Semiconductor International, Inc.      249,700
      20,000   *Flextronics International Ltd.                   296,000
       8,000    Microchip Technology, Inc.                       266,960
      20,000   *Microsoft Corporation                            547,400
      24,000   *NVIDIA Corporation                               556,800
      12,000   *QLogic Corporation                               618,840
      40,000   *RF Micro Devices, Inc.                           402,400
      32,000   *Symantec Corporation                           1,104,000
      12,000   *Synopsys, Inc.                                   406,320
      50,000   *Western Digital Corporation                      589,500
      20,000    Texas Instruments                                587,600

                TRANSPORTATION - 8.3%
      40,000   *Airtran Holdings, Inc.                           476,000
      10,000    FedEx Corporation                                675,000
      60,000   *Frontier Airlines, Inc.                          857,400
      40,000    Skywest, Inc.                                    722,800
                                                             ------------
                                                             $28,998,239
                                                             ------------


               *Non-Income Producing

      EURODOLLAR TIME DEPOSITS - 12.4%
                State Street Bank & Trust Company
                Eurodollar time deposits dated
                December 31, 2003, 0.15%, maturing
                at $4,100,034 on January 2, 2004.             $4,100,000
                                                             ------------
      TOTAL INVESTMENTS (COST $25,783,645) - 100.2%          $33,098,239
                                                             ------------
      OTHER ASSETS AND LIABILITIES, NET - (0.2)%                 (48,116)
                                                             ------------
      NET ASSETS                                             $33,050,123
                                                             -----------
                                                             -----------

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                   REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND
                              PORTFOLIO COMMENTARY
                                December 31, 2003
--------------------------------------------------------------------------------

Equities were back in the fourth quarter of 2003. An economic recovery that had been forecasted came true and virtually all sectors saw healthy gains. The financial sector performed exceedingly well during the year. The sector had its best quarterly returns since the inception of the Regions Morgan Keegan Select Financial Fund with bank stocks, large and small, gaining.

The fund reported a 17.69% return for the last 6 months, which outperformed the KBW Bank Index+ (BKX) return of 15.48%. Financial stocks benefited from a stronger economic backdrop, low interest rates, improving credit quality and takeover speculation. In October, Bank Of America (BAC) agreed to purchase Fleet Boston (FBF) at a surprisingly large premium to its market price. This caused a ripple effect as investors bid up bank stocks to pick "the next one." Clearly the portfolio profited from these trends as all twenty-five of the fund's holdings (as of 12/31) posted positive returns for the last six months. For the year, the fund was up 29.75% compared to a gain of 34.39% for the BKX. Since inception, the fund has posted a return of 34.49% compared to an 18.88% return for the index.

Strong economic growth is projected for 2004. One of the wild cards for the bank sector is rising interest rates. However, most economists are projecting only moderate rate hikes during this presidential election year.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
                                W. James Stokes*
--------------------------------------------------------------------------------
+  Refer to Index Descriptions on page 38.

* At a meeting held on January 22, 2004, the Board of Directors of Morgan Keegan Select Fund, Inc. approved the termination of T.S.J. Advisory Group, Inc. as sub-adviser to the Regions Morgan Keegan Select Financial Fund, effective January 23, 2004. As a result of the termination, Morgan Asset Management, Inc., the fund's investment adviser, has assumed day-to-day management of the fund. Craig S. Harris, CFA, currently serves as portfolio manager of the Financial Fund.

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                   REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND
                              PORTFOLIO COMMENTARY
                                December 31, 2003
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE (EXCLUDES SALES LOAD)
--------------------------------------------------------------------------------
                             FINANCIAL    FINANCIAL     FINANCIAL
                               FUND         FUND          FUND        KBW
                             A-SHARES     C-SHARES      I-SHARES   BANK INDEX+
      6 Months                17.69%       17.66%        17.72%      15.48%
      1 Year                  29.75%       29.51%        29.86%      34.39%
      Inception (8/30/00)*     9.29%        8.84%         9.72%       5.32%
--------------------------------------------------------------------------------
      * Average annual total returns.
      + Refer to Index Descriptions on page 38.


PORTFOLIO STATISTICS
--------------------

      Net Asset Value                                            $13.17*
      Net Assets                                                  $9.0 million
      Average Market Capitalization                              $19.7 billion
      Median Market Capitalization                                $2.0 billion
      Percent Invested                                            96.4%
--------------------------------------------------------------------------------
      * "A" shares only.


LARGEST HOLDINGS
--------------------------------------------------------------------------------
      Bank of America Corporation (BAC)                             6.7%
      Wells Fargo & Company (WFC)                                   6.6%
      SouthTrust Corporation (SOTR)                                 5.3%
      Mercantile Bankshares Corporation (MRBK)                      5.3%
      Southwest Bancorporation of Texas, Inc. (SWBT)                5.3%
--------------------------------------------------------------------------------


SECTOR WEIGHTINGS
--------------------------------------------------------------------------------
      Small-Capitalization Banks                                   30.2%
      Large-Capitalization Banks                                   30.1%
      Mid-Capitalization Banks                                     29.8%
      Specialty Financial Service Companies                         6.3%
--------------------------------------------------------------------------------

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                   REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND
                              PORTFOLIO COMMENTARY
                                December 31, 2003
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE (INCLUDES MAXIMUM SALES LOAD)

                                           Financial     Financial
                                             Fund          Fund
                                           A-Shares*     C-Shares**
      6 Months                              12.10%         16.49%
      1 Year                                23.59%         28.22%
      Inception (8/30/00)***                 7.70%          8.84%

      *   "A" shares carry a maximum sales load of 4.75%.
      ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
      *** Average annual total returns.



                 Growth of $10,000 Investment in Financial Fund
--------------------------------------------------------------------------------


      KBW Bank Index                    Financial Fund, Class A
     ---------------                    -----------------------
     8/00    $10,000                       8/00    $ 9,525
     6/01    $10,343                       6/01    $10,782
     6/02    $ 9,668                       6/02    $11,080
     6/03    $10,291                       6/03    $10,884
    12/03    $11,884                      12/03    $12,810


   Financial Fund, Class C              Financial Fund, Class I
   -----------------------              -----------------------
     8/00    $10,000                       8/00    $10,000
     6/01    $11,270                       6/01    $11,360
     6/02    $11,533                       6/02    $11,733
     6/03    $11,276                       6/03    $11,578
    12/03    $13,268                      12/03    $13,630



           Average Annual Total Returns for the Period ended 12/31/03.

                                        1 Year          Inception
          Class A Shares                23.59%             7.70%
          Class C Shares                28.22%             8.84%
          Class I Shares                29.86%             9.72%



This data is as of December 31, 2003. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results. The fund's returns and the $10,000 chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                   REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND
                             SCHEDULE OF INVESTMENTS
                          December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

      Shares    Description                                          Market
                                                                     Value

      EQUITY SECURITIES - 96.4%

               BANKS - 90.1%
       7,500   Bank Of America Corporation                          603,225
      10,000   The Bank of New York Company, Inc.                   331,200
      11,000   BB&T Corporation                                     425,040
       5,000   Boston Private Financial Holdings, Inc.              124,200
      37,000 * Cardinal Financial Corporation                       305,990
       5,000   Compass Bancshares, Inc.                             196,750
      10,000   Cullen/Frost Bankers, Inc.                           405,700
       7,400   Fifth Third Bancorp                                  437,340
      16,500   Main Street Banks, Inc.                              437,580
      10,400   Mercantile Bankshares Corporation                    474,032
      11,100   Middleburg Financial                                 444,000
      16,800   National Commerce Financial Corp.                    458,304
      20,000 * Pinnacle Financial Partners, Inc.                    470,000
       8,800 * Republic Bancshares, Inc.                            276,936
       5,750   Sandy Spring Bancorp, Inc.                           214,763
       9,000 * Southcoast Financial Corporation                     189,000
      14,500   SouthTrust Corporation                               474,730
      12,200 * Southwest Bancorporation of Texas, Inc.              473,970
       3,300   S.Y. Bancorp. Inc.                                    67,848
       6,600   Synovus Financial Corporation                        190,872
      10,000 * Vision Bancshares, Inc.                              171,000
      10,500   U.S. Bancorp                                         312,690
      10,000   Wells Fargo & Company                                588,899

               CREDIT SERVICES - 6.3%
       9,000   American Express Company                             434,070
       6,000 * Compucredit Corporation                              127,680
                                                                 ----------
      TOTAL EQUITY SECURITIES (COST $6,011,686)                  $8,635,819
                                                                 ----------
             * Non-Income Producing
                                                                 ----------
      TOTAL INVESTMENTS (COST $6,011,686) - 96.4%                $8,635,819
                                                                 ----------
      OTHER ASSETS AND LIABILITIES, NET - 3.6%                      320,258
                                                                 ----------
      NET ASSETS                                                 $8,956,077
                                                                 ==========

--------------------------------------------------------------------------------
               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                              PORTFOLIO COMMENTARY
                                December 31, 2003
--------------------------------------------------------------------------------

The second half of 2003 began weak for investment grade debt; however, corporate and asset-backed issues rebounded in August and continued to strengthen throughout the year, except for a temporary pullback in October, while Treasuries and agencies finished down under expectations of higher future interest rates. Asset-backed returns outpaced corporate investment grade returns 0.60% versus 0.49% in the second half of the year. Furthermore, the asset-backed group was significantly less volatile with a high monthly return of 1.86% and a low monthly return of -1.76% during the period while the corporate high and low monthly returns were -4.34% and 3.58%, respectively. The more interest rate sensitive Treasury and agency bonds fell 1.45% and 0.82%, respectively, as interest rates remained close to historical lows, leaving the only unanswered question regarding rates, when, not if, rates will increase.

For the six months and calendar year ended December 31, 2003, the Regions Morgan Keegan Select Intermediate Bond Fund returned 1.63% and 6.33%, respectively. The fund's returns surpassed the Lehman Brothers Intermediate U.S. Aggregate Index's+ six-month and twelve-month performance of 0.60% and 3.81%, respectively. The fund's outperformance was a result of selective investments in corporate debt and outperformance by the fund's asset-backed issues relative to those in the index.

After two and a half years of falling interest rates, economic data has shown that U.S. economic activity has been improving and may be accelerating. It is likely that the general level of interest rates will continue to drift higher over the next several quarters and that the performance of fixed income portfolios will be driven much more by income production than price appreciation. With a portfolio that is focused on undervalued credits in the investment grade universe and a current dividend rate that exceeds 7.0%, we believe the fund is well positioned to deliver above average income as economic conditions continue to improve.




PORTFOLIO MANAGER
--------------------------------------------------------------------------------
                            James C. Kelsoe, Jr., CFA
--------------------------------------------------------------------------------
+ Refer to Index Descriptions on page 38.

--------------------------------------------------------------------------------
               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                              PORTFOLIO COMMENTARY
                                December 31, 2003
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE (EXCLUDES SALES LOAD)
--------------------------------------------------------------------------------
                                                                       LEHMAN
                          INTERMEDIATE  INTERMEDIATE  INTERMEDIATE    BROTHERS
                           BOND FUND     BOND FUND     BOND FUND    INTERMEDIATE
                            A-SHARES     C-SHARES      I-SHARES      AGGREGATE +
     6 Months                1.63%         1.45%         1.75%         0.60%
     1 Year                  6.33%         5.97%         6.59%         3.81%
     Inception (3/22/99)*    8.46%         8.06%         8.73%         6.93%
--------------------------------------------------------------------------------
     * Average annual total returns.
     + Refer to Index Descriptions on page 38.


PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
     Net Asset Value                                    10.12*
     Net Assets                                        $221.9 million
     Average Yield to Maturity                            9.2%
     Average Maturity                                     4.6 years
     Average Coupon                                       5.2%
     Average Duration                                     2.9 years
     Average Credit Quality                                 A
     Number of Issues                                     117
     12-Month A-Share Dividend                          $0.81
     12-Month C-Share Dividend                          $0.78
     12-Month I-Share Dividend                          $0.84
--------------------------------------------------------------------------------
     * "A" shares only.


LARGEST HOLDINGS
--------------------------------------------------------------------------------
     Sharps Trust 2003-NC1N N                            2.8%
     The Money Store 1997-I B                            2.6%
     Metris Master 2000-1 B                              2.5%
     United Capital 2003-A NOTE                          2.4%
     GNMA 2003-59 XA                                     2.3%
--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------
     Commercial Mortgage-Backed Securities              23.5%
     Small Business Loans                               20.8%
     Home Equity Loans                                  20.6%
     Collaterized Obligations                           14.9%
     Cash                                                6.4%
     Manufactured Housing Loans                          4.1%
     Other                                               3.0%
     Credit Cards                                        2.6%
     Auto Franchise Loans                                2.5%
     Corporate Bonds                                     1.2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                              PORTFOLIO COMMENTARY
                                December 31, 2003
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE (INCLUDES MAXIMUM SALES LOAD)
--------------------------------------------------------------------------------

                                 INTERMEDIATE         INTERMEDIATE
                                  BOND FUND            BOND FUND
                                  A-SHARES*            C-SHARES**
      6 Months                     (0.41%)               0.43%
      1 Year                        4.21%                4.91%
      Inception (3/22/99)***        8.00%                8.06%
--------------------------------------------------------------------------------
      *   "A" shares carry a maximum sales load of 2.00%.
      ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
      *** Average annual total returns.


           Growth of $10,000 Investment in Intermediate Bond Fund
--------------------------------------------------------------------------------

Lehman Intermediate Aggregate Index            Intermediate Bond Fund, Class A
-----------------------------------            --------------------------------
        3/99    $10,000                                3/99    $ 9,800
        6/99    $ 9,966                                6/99    $ 9,806
        6/00    $10,422                                6/00    $10,422
        6/01    $11,588                                6/01    $11,793
        6/02    $12,591                                6/02    $12,926
        6/03    $13,689                                6/03    $14,217
       12/03    $13,771                               12/03    $14,448


Intermediate Bond Fund, Class C                Intermediate Bond Fund, Class I
-------------------------------                -------------------------------
        3/99    $10,000                                3/99    $10,000
        6/99    $ 9,996                                6/99    $10,013
        6/00    $10,588                                6/00    $10,671
        6/01    $11,939                                6/01    $12,104
        6/02    $13,053                                6/02    $13,313
        6/03    $14,280                                6/03    $14,664
       12/03    $14,487                               12/03    $14,921


           Average Annual Total Returns for the Period ended 12/31/03.

                                        1 Year          Inception
Class A Shares                           4.21%            8.00%
Class C Shares                           4.91%            8.06%
Class I Shares                           6.59%            8.73%

This data is as of December 31, 2003. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results. The fund's returns and the $10,000 chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------------------------------------------------------------------------------------------------
                       REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                     SCHEDULE OF INVESTMENTS
                                  December 31, 2003 (unaudited)
----------------------------------------------------------------------------------------------------
Principal
 Amount/                                                        S & P                      Market
 Shares             Description                                 Rating        Cost        Value (b)

ASSET BACKED SECURITIES - INVESTMENT GRADE - 72.2%
                 AUTO DEALERSHIPS - 2.5%
                 Falcon Franchise Loan 2000-1, 3.15% 6/5/20
                 interest-only strips (a)                        AAA        $3,308,787    $3,287,699
1,698,733        Falcon Franchise Loan 2001-1 A1, 6.067%
                 1/5/23 (a)                                      AAA         1,692,465     1,809,303
                 Falcon Franchise Loan 2001-1, 3.17% 1/5/23
                 interest-only strips (a)                        AAA           521,171       523,241
                                                                            ----------    ----------
                                                                            $5,522,423    $5,620,243
                                                                            ----------    ----------
                 COMMERCIAL LOANS - 21.5%
  215,000        Asset Securitization 1995-MD4 A4, 7.384%
                 8/13/29                                         AA            208,715       243,252
                 Asset Securitization 1997-MD7 PS1, 0.25%
                 1/13/30 interest-only strips                    AAA           186,089       180,483
                 Atherton Franchisee 1998-A AX, 2.178%
                 5/15/18 interest-only strips (a)                AAA         1,127,231     1,094,336
1,000,000        Atherton Franchisee 1998-A B, 6.85%
                 6/15/11 (a)                                     AA            840,434       810,232
2,877,251        Atherton Franchisee 1999-A A2, 7.23%
                 4/15/12 (a)                                     A+          2,642,391     2,743,099
1,000,000        Banc of America Structural Security Trust
                 2002-X1 F, 6.274% 10/11/33 (a)                  A-          1,032,018     1,031,952
  700,000        Banc One/FCCC Mortgage 2000-C1A C, 7.206%
                 10/18/31 (a)                                    AA-           727,076       751,962
                 Bear Stearns Mortgage 2000-WF1 X, 0.26%
                 2/15/32 interest-only strips                    AAA         1,918,161     1,948,030
                 CDC Commercial 2002-FX1 XCL, 0.725%
                 5/15/35 interest-only strips (a)                AAA         1,413,123     1,396,605
                 Legg Mason 2003-20 A, 4.856% 7/25/21
                 interest-only strips (a)                        AAA         1,887,817     1,579,800
                 Chase Manhattan Bank 1999-1 X, 0.32%
                 8/15/31 interest-only strips                    AAA           605,119       623,748
                 Commercial Capital 3A X, 4,049.783%
                 2/15/09 interest-only strips (a)                AAA         3,570,712     3,520,451
                 CS First Boston 1998-C1 AX, 1.056%,
                 5/17/40 interest-only strips                    AAA         1,455,704     1,243,635
                 CS First Boston 2000-FL1A AX, 1.95%,
                 12/15/09 interest-only strips (a)               AAA                --        52,235
                 CS First Boston 2002-CKP1 AX, 0.16%,
                 12/15/35 interest-only strips (a)               AAA         3,325,803     3,778,361
                 CS First Boston 2003-CK2 AX, 0.168%
                 3/15/36 interest-only strips (a)                AAA         2,003,972     2,000,101
                 DLJ Mortgage 1997-CF2 S, 0.25%
                 10/15/30 interest-only strips (a)               AAA           654,791       564,028
2,000,000        Entertainment Properties Trust 2003-EPR D,
                 6.711% 2/15/18 (a)                              A-          1,972,842     1,978,880

----------------------------------------------------------------------------------------------------
                       REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                     SCHEDULE OF INVESTMENTS
                                  December 31, 2003 (unaudited)
----------------------------------------------------------------------------------------------------
Principal
 Amount/                                                        S & P                      Market
 Shares             Description                                 Rating        Cost        Value (b)

                 FFCA Secured Lending 1998-1,
                 1.617% 1/18/17 interest-only strips (a)         AAA        $1,152,988    $1,105,337
                 Fannie Mae 1998-M4 N, 1.58% 2/25/35
                 interest-only strips (c)                        Non-rated     694,175       338,127
                 GMAC Mortgage 1997-C2 X, 1.12%,
                 4/15/29 interest-only strips                    AAA         1,249,615     1,164,874
2,000,000        GMAC Mortgage 2001-C1 F, 7.494%
                 4/15/34 (a)                                     BBB         2,149,637     2,165,560
                 GS Mortgage 1998-C1 X, 0.775%
                 10/18/30 interest-only strips                   AAA           853,639       716,585
                 GS Mortgage 2001-ROCK X1, 0.23%
                 5/3/18 interest-only strips (a)                 AAA           532,346       543,130
3,889,451        Global Franchise Trust 1998-1 A2,
                 6.659% 10/10/11 (a)                             BBB+        3,248,109     3,286,586
                 Heller Mortgage 2000-PH1 X, 0.295%
                 1/17/34 interest-only strips (a)                AAA         1,563,845     1,507,890
  780,655        JP Morgan Commercial Mortgage
                 1995-C1 D, 8.373% 7/25/10                       BBB           786,822       781,225
1,254,377        LTC Mortgage 1996-1 A, 7.06%
                 4/15/28 (a)                                     AAA         1,261,519     1,291,281
  750,000        LTC Mortgage 1996-1 C, 7.56% 4/15/28 (a)        A             733,053       790,140
4,000,000        LTC Mortgage 1996-1 D, 7.97% 4/15/28 (a)        BBB         3,961,338     4,112,080
                 Merrill Lynch Mortgage 1998-C1, 0.855%
                 11/15/26 interest-only strips                   AAA         3,070,414     3,053,721
1,000,000        NationsLink 1999-LTL1 D, 6.45%
                 1/22/26 (a)                                     BBB           693,161       717,534
                 Nomura Asset 1996-MD5 CS1, 0.78%
                 4/13/39 interest-only strips                    AAA         1,548,840       628,837
                                                                           -----------   -----------
                                                                           $49,071,499   $47,744,097
                                                                           -----------   -----------
                 CREDIT CARDS - 2.6%
5,956,000        Metris Master 2000-1 B, 1.80% 8/20/08           BBB         5,307,521     5,649,856

                 HOME EQUITY LOANS (HIGH LOAN-TO-VALUE) - 1.3%
  180,181        Cityscape Home Loan 1997-2 M2, 8.06% 4/25/18    BBB           182,545       179,708
2,650,000        Republic Bank Home Loan 1998-1 B1, 8.87%
                 6/25/30 (a)                                     BBB         2,772,420     2,701,460
                                                                           -----------   -----------
                                                                            $2,954,965    $2,881,168
                                                                           -----------   -----------

----------------------------------------------------------------------------------------------------
                       REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                     SCHEDULE OF INVESTMENTS
                                  December 31, 2003 (unaudited)
----------------------------------------------------------------------------------------------------
Principal
 Amount/                                                        S & P                      Market
 Shares             Description                                 Rating        Cost        Value (b)

                 HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 19.3%
  133,525        Amresco Residential 1997-2 M2F, 7.665%
                 6/25/27                                         A            $127,312      $137,175
5,250,000        Argent NIM Trust 2003-N6 B, 6.75%
                 3/25/34 (a)                                     BBB-        5,029,466     5,053,125
1,400,000        Conseco Finance 1999-F M2, 9.30%
                 10/15/30                                        A           1,477,659     1,477,505
  391,662        Conseco Finance 2000-B BF1, 9.44%
                 2/15/31                                         BBB           396,824       406,140
3,600,000        Conseco Finance 2000-F BF1, 10.55%
                 9/15/20                                         A-          3,772,989     3,617,507
2,500,000        Conseco Finance 2000-F MF2, 8.93%
                 3/15/24                                         AA-         2,628,922     2,594,375
3,000,000        Conseco Finance 2002-C BF1, 8.00%
                 8/15/33                                         BBB         2,851,136     2,910,000
2,500,000        Green Tree Home Loan 1999-A B1, 8.97%
                 11/15/27                                        BBB         2,484,551     2,615,648
1,686,795        Long Beach Holdings 2003-2 N1, 7.627%
                 6/25/33 (a)                                     BBB         1,686,795     1,686,795
  747,167        Option One NIM 2003-2B N1, 7.63%
                 4/26/33 (a)                                     BBB+          747,167       747,445
3,725,000        Sasco Net 2003-BC2 N3, 10.00% 2/27/33 (a)       BBB-        3,601,882     3,762,250
2,299,796        Sharps 2003-HS1N N, 7.48% 6/25/33               BBB-        2,299,766     2,300,049
6,113,289        Sharps Trust 2003-NC1N N, 7.25%
                 11/25/33                                        BBB-        6,098,552     6,120,503
2,823,011        Sharps Trust 2003-6HEN N, 7.25%
                 11/25/33 (a)                                    BBB-        2,809,632     2,812,058
  850,589        Sharps Trust 2002-HE3N N, 10.00%
                 10/25/32 (a)                                    BBB-          849,066       852,716
5,805,059        The Money Store 1997-I B, 7.525%
                 2/15/29                                         BBB         5,832,327     5,798,297
                                                                           -----------   -----------
                                                                           $42,694,046   $42,891,588
                                                                           -----------   -----------
                 HOME IMPROVEMENT LOANS - 0.9%
1,240,000        Green Tree Home Improvement 1996-C
                 HEB1, 8.15% 6/15/27                             A           1,235,515     1,243,074
   38,858        Green Tree Home Improvement 1998-E
                 HEA4, 6.62% 7/15/27                             AAA            39,412        40,116
  350,000        Green Tree Home Improvement 1998-E
                 HEM2, 7.27% 6/15/28                             A             331,005       358,276
  400,000        Green Tree Home Improvement 1999-E
                 M2, 9.45% 10/15/24                              A             412,333       423,444
                                                                           -----------   -----------
                                                                            $2,018,265    $2,064,910
                                                                           -----------   -----------

----------------------------------------------------------------------------------------------------
                       REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                     SCHEDULE OF INVESTMENTS
                                  December 31, 2003 (unaudited)
----------------------------------------------------------------------------------------------------
Principal
 Amount/                                                        S & P                      Market
 Shares             Description                                 Rating        Cost        Value (b)

                 MANUFACTURED HOUSING LOANS - 2.9%
3,000,000        Conseco Finance 2002-2 M2, 9.163% 3/1/33        BBB-       $3,032,063    $2,572,020
3,000,000        Firstfed Manufactured Housing 1996-1 B,
                 8.06% 10/15/22 (a)                              BBB         2,887,981     2,905,590
2,112,083        Oakwood Mortgage 2001-B M2, 8.795%
                 3/15/31 (a)                                     A-          2,122,065       844,833
                                                                           -----------   -----------
                                                                            $8,042,109    $6,322,443
                                                                           -----------   -----------
                 RECREATIONAL EQUIPMENT - 0.3%
  637,237        Green Tree Recreational Equipment 1998-A
                 A3H, 7.29% 5/15/29                              A             640,862       667,248

                 SMALL BUSINESS LOANS - 19.4%
3,500,000        ACLC Business Trust 1998-2 A3, 6.686%
                 4/15/20 (a)                                     AAA         3,235,918     3,333,750
  499,969        ACLC Business Trust 1999-2, 9.35%
                 1/15/21 (a)                                     A             491,570       421,009
                 Captec Franchise 1999-1 A, 1.404% 10/25/18
                 interest-only strips (a)                        A           2,864,302     3,597,594
1,426,466        Captec Franchise 2000-1 A1, 7.892%
                 10/15/10 (a)                                    A-          1,421,448     1,449,528
1,815,887        FMAC Loan Trust 1997-A A, 7.35% 4/15/19 (a)     AA          1,789,153     1,856,996
4,052,928        FMAC Loan Trust 1997-C A, 6.75% 12/15/19 (a)    BBB         3,675,271     4,012,398
                 FMAC Loan Trust 1997-C AX, 2.345% 12/15/19
                 interest-only strips (a)                        BBB           470,165       361,449
5,000,000        FMAC Loan Trust 1998-CA A2, 6.66%
                 1/15/12 (a)                                     BBB         3,683,330     3,872,600
                 FMAC Loan Trust 1998-CA AX, 1.959% 9/15/18
                 interest-only strips (a)                        AAA         3,065,622     3,820,665
                 Franchise Loan Trust 1998-I AX, 1.82%
                 7/15/18 interest-only strips (a)                AAA         2,833,897     3,282,100
                 Peachtree Franchise 1999-A AX, 1.053%
                 1/15/21 interest-only strips (a)                AA-         3,274,134     4,094,057
  506,816        Small Business Administration 1994-20J 1,
                 8.30% 10/1/14 (c)                               Non-rated     541,861       563,962
  338,685        Small Business Administration 1996-20G 1,
                 7.70% 7/1/16 (c)                                Non-rated     360,152       377,513
  259,216        Small Business Administration 1997-20D 1,
                 7.50% 4/1/17 (c)                                Non-rated     272,764       289,446
  140,741        Small Business Administration 2000-20B 1,
                 7.73% 2/1/20 (c)                                Non-rated     149,209       160,803
  227,796        Small Business Administration 2000-20D 1,
                 7.47% 4/1/20 (c)                                Non-rated     235,385       258,219
2,658,442        Small Business Administration 2001-20J 1,
                 5.76% 10/1/21 (c)                               Non-rated   2,689,795     2,808,426

----------------------------------------------------------------------------------------------------
                       REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                     SCHEDULE OF INVESTMENTS
                                  December 31, 2003 (unaudited)
----------------------------------------------------------------------------------------------------
Principal
 Amount/                                                        S & P                      Market
 Shares             Description                                 Rating        Cost        Value (b)

 2,647,317       Small Business Investment Companies
                 2000-P10A 1, 8.017% 2/10/10 (c)                 Non-rated  $2,864,854    $2,920,893
   345,645       Small Business Investment Companies
                 2000-P10B 1, 7.449% 8/1/10 (c)                  Non-rated     357,779       375,596
59,084,001       United Capital 2003-A NOTE, 2.30%
                 11/8/27 (a)                                     AAA         4,661,437     5,228,934
                                                                           -----------   -----------
                                                                           $38,938,046   $43,085,938
                                                                           -----------   -----------
                 SPECIAL PURPOSE ENTITY - 1.5%
 2,500,000       MMCAPS Funding, 4.96% 8/1/31 (a)                BBB         2,523,922     2,637,500
   493,797       MMCAPS Funding I, 8.03% 6/15/31 (a)             AAA           493,797       546,849
                                                                           -----------   -----------
                                                                            $3,017,719    $3,184,349
                                                                           -----------   -----------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE                          $158,207,455  $160,111,840
                                                                           -----------   -----------
ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 4.7%

                 AIRPLANES - 0.1%
    93,041       United Airlines 2000-1 B, 8.03%
                 7/1/11                                          CCC            92,698        20,934

                 COMMERCIAL LOANS - 2.0%
 3,660,000       Enterprise Mortgage 1998-1 A2, 6.38%
                 1/15/25 (a)                                     B           3,277,843     3,303,772
                 Enterprise Mortgage 1998-1, 1.349%
                 1/15/25 interest-only strips (a)                B             567,170       699,610
   780,643       Enterprise Mortgage 2000-1 A1, 7.92%
                 1/15/27 (a)                                     B-            776,645       508,534
                                                                           -----------   -----------
                                                                            $4,621,658    $4,511,916
                                                                           -----------   -----------
                 MANUFACTURED HOUSING LOANS - 1.2%
 2,000,000       Conseco Finance 2002-2 B1, 9.25%
                 3/1/33                                          BB-         1,890,557     1,502,040
   200,000       Green Tree Financial 1997-4 B1, 7.23%
                 2/15/29                                         BB            192,535        82,000
 2,300,000       Oakwood Mortgage 1999-B M1, 7.18%
                 12/15/26                                        BB          2,327,410     1,036,104
   200,000       UCFC Manufactured Housing 1996-1 M,
                 Zero Coupon Bond 1/15/28                        B-            188,565       140,000
                                                                           -----------   -----------
                                                                            $4,599,067    $2,760,144
                                                                           -----------   -----------
                 SMALL BUSINESS LOANS - 1.4%
 1,127,217       FMAC Loan Trust 1997-B A, 6.85%
                 9/15/19 (a)                                     B           1,024,082       929,954
                 FMAC Loan Trust 1997-B AX, 3.00%
                 9/15/19 interest-only strips (a)                B           1,346,695     1,444,509

----------------------------------------------------------------------------------------------------
                       REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                     SCHEDULE OF INVESTMENTS
                                  December 31, 2003 (unaudited)
----------------------------------------------------------------------------------------------------
Principal
 Amount/                                                        S & P                      Market
 Shares             Description                                 Rating        Cost        Value (b)

                 FMAC Loan Trust 1998-A AX, 2.136%
                 9/15/20 interest-only strips (a)                BB           $511,821      $745,039
                                                                           -----------   -----------
                                                                            $2,882,598    $3,119,502
                                                                           -----------   -----------
TOTAL ASSET BACKED SECURITIES - NON-INVESTMENT GRADE                       $12,196,021   $10,412,496
                                                                           -----------   -----------
CORPORATE BONDS - INVESTMENT GRADE - 0.7%

                 FINANCIAL - 0.7%
   575,000       Bombardier Capital, 7.50% Bond 8/15/04 (a)      BBB-          566,021       592,250
   962,422       DIS-Crave-403, 6.85% Bond 1/10/07               BBB+          952,595     1,002,266
                                                                           -----------   -----------
                                                                            $1,518,616    $1,594,516
                                                                           -----------   -----------
TOTAL CORPORATE BONDS - INVESTMENT GRADE                                    $1,518,616    $1,594,516
                                                                           -----------   -----------
CORPORATE BONDS - NON-INVESTMENT GRADE - 0.5%

                 ENERGY - 0.5%
 1,000,000       PSEG Energy Holdings, 7.75% Bond 4/16/07 (a)    BB-           996,432     1,012,690
                                                                           -----------   -----------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE                                  $996,432    $1,012,690
                                                                           -----------   -----------
MORTGAGE BACKED SECURITIES - 14.9%

                 COLLATERALIZED MORTGAGE OBLIGATION - 14.9%
 3,505,203       AQNIM 2003-N11A Notes, 7.143% 10/25/33 (a)      BBB+        3,505,203     3,505,203
 5,000,000       Diversified Asset Securitization 1A A1,
                 7.873% 9/15/35                                  AA          4,975,067     5,012,500
                 Falcon Franchise 2003-1, 3.252% 1/5/25
                 interest-only strips (a)                        AAA         1,402,668     1,379,350
                 Fannie Mae 2000-M2, 0.242% 6/17/40
                 interest-only strips (c)                        Non-rated     698,721       125,068
                 Fannie Mae 1997-M6, 0.757% 3/17/37
                 interest-only strips (c)                        Non-rated   1,571,064     1,207,938
                 Fannie Mae 1999-M3 N, 0.948% 6/25/38
                 interest-only strips (c)                        Non-rated   2,268,697     1,964,916
                 Fannie Mae 2002-56 UI, 5.50% 10/25/10
                 interest-only strips (c)                        Non-rated     253,319         1,674
                 Fannie Mae 2002-84 PI, 5.50% 1/25/20
                 interest-only strips (c)                        Non-rated   1,744,927       869,118
                 Freddie Mac 2521 IY, 5.50% 10/15/15
                 interest-only strips (c)                        Non-rated     691,863         4,149
                 GNMA 2001-44, 1.072% 7/16/41
                 interest-only strips (c)                        Non-rated   2,442,741     2,281,233
                 GNMA 2002-28, 1.45% 1/16/42
                 interest-only strips (c)                        Non-rated   1,214,980     1,033,991

----------------------------------------------------------------------------------------------------
                       REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                     SCHEDULE OF INVESTMENTS
                                  December 31, 2003 (unaudited)
----------------------------------------------------------------------------------------------------
Principal
 Amount/                                                        S & P                      Market
 Shares             Description                                 Rating        Cost        Value (b)

                 GNMA 2003-7 IP, 5.50% 10/16/25
                 interest-only strips (c)                        Non-rated    $785,644      $599,500
                 GNMA 2003-59 XA, 0.297% 6/16/34
                 interest-only strips (c)                        Non-rated   5,066,206     5,206,715
                 GNMA 2003-64 XA, 0.496% 8/16/43
                 interest-only strips (c)                        Non-rated   2,979,435     2,976,359
 3,001,710       Indymac NIM Trust 2002-A A, 8.00%
                 5/25/33 (a)                                     BBB         2,983,249     3,009,214
   484,917       Salomon Brothers Mortgage 2000-1 B1,
                 9.00% 3/25/22                                   AA            509,414       510,302
                 Salomon Brothers Mortgage 2001-C2 X1,
                 0.637% 11/13/11 interest-only strips (a)        AAA         3,323,009     3,399,812
                                                                           -----------   -----------
TOTAL MORTGAGE BACKED SECURITIES                                           $36,416,207   $33,087,042
                                                                           -----------   -----------
PREFERRED STOCKS - 0.2%
      500        Compass Loan Holdings (a)                                     424,328       537,158
                                                                           -----------   -----------
TOTAL PREFERRED STOCKS                                                        $424,328      $537,158
                                                                           -----------   -----------
EURODOLLAR TIME DEPOSITS - 6.4%
                 State Street Bank & Trust Company
                 Eurodollar time deposits dated
                 December 31, 2003, 0.50%, maturing at
                 $14,175,394 on January 2, 2004                            $14,175,000   $14,175,000
                                                                          ------------  ------------
TOTAL INVESTMENTS - 99.6%                                                 $223,934,059  $220,930,742
                                                                          ------------  ------------
OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                     931,673
                                                                                        ------------
NET ASSETS                                                                              $221,862,415
                                                                                        ============

(a)   Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan
      Asset Management, Inc., the fund's investment adviser.

(b)   See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

(c)   The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

--------------------------------------------------------------------------------
                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                              PORTFOLIO COMMENTARY
                          December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

During the six months and calendar year ended December 31, 2003, the most depressed sectors of high-yield fixed income continued to rebound dramatically. The Lehman Brothers U.S. Corporate High Yield Index+ shows that the average high-yield bond returned 8.85% and 28.97%, respectively, for the six-months and one-year period. Lower credit quality issues, such as Caa bonds, generated large relative returns of 14.04% during the six months and 60.23% for the year. The return disparity among credit sectors is highlighted by the difference in the Lehman Brothers Ba U.S. High Yield Index+ annual return of 19.95% versus the 60.23% annual return on the much more credit sensitive Caa bonds. This wide disparity is an indication that investors have been pursuing higher returns in the corporate high-yield sector by assuming a higher level of credit risk to the point that the yield on the average bond in the Lehman Brothers U.S. Corporate High Yield Index fell 429 basis points during 2003 while yields on Treasuries increased 23.51 basis points.

For the six months and year ended December 31, 2003, the Regions Morgan Keegan Select High Income Fund returned 6.83% and 14.88%, respectively, and maintained a 300+ basis point current yield advantage over the Lehman Ba U.S. High Yield Index. The Lehman Ba U.S. High Yield Index returned 6.71% for the six months and 19.95% for the year; however, the fund's relative weakness for the year was primarily attributable to the fund's allocation of asset-backed securities, which tend to be less volatile than the corporate high-yield market which continues to rebound from two years of depressed returns.

Given the dramatic recovery in the high-yield corporate universe over the past 12-15 months, we are more excited about the relative value in the structured finance universe. While we will take advantage of opportunities in the high-yield corporate sector, we believe that the better risk-adjusted returns can be found in the asset-backed and commercial mortgage-backed sectors. We continue to believe that a significant advantage of the fund is its diversity among many different asset sectors that provide stability and income beyond the performance of a single sector.




PORTFOLIO MANAGER
--------------------------------------------------------------------------------
                            James C. Kelsoe, Jr., CFA
--------------------------------------------------------------------------------
+  Refer to Index Descriptions on page 38.

--------------------------------------------------------------------------------
                 REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                            PORTFOLIO COMMENTARY
                         December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE (EXCLUDES SALES LOAD)
--------------------------------------------------------------------------------
                              HIGH         HIGH        HIGH         LEHMAN
                             INCOME       INCOME      INCOME       BROTHERS
                              FUND         FUND        FUND         Ba HIGH
                            A-SHARES    C-SHARES     I-SHARES       YIELD+

     6 Months                6.83%        6.66%       7.06%         6.71%
     1 Year                 14.88%       14.42%      15.27%        19.95%
     Inception (3/22/99)*   14.01%       13.46%      14.31%         7.08%
--------------------------------------------------------------------------------
     * Average annual total returns.
     + Refer to Index Descriptions on page 38.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

     Net Asset Value                                            $10.40*
     Net Assets                                                 $664.7 million
     Average Yield to Maturity                                    15.9%
     Average Maturity                                              7.0 years
     Average Coupon                                                6.3%
     Average Duration                                              4.0 years
     Average Credit Quality                                        BB+
     Number of Issues                                              195
     12-Month A-Share Dividend                                   $1.41
     12-Month C-Share Dividend                                   $1.36
     12-Month I-Share Dividend                                   $1.43
--------------------------------------------------------------------------------
     * "A" shares only.

LARGEST HOLDINGS
--------------------------------------------------------------------------------
     Conseco Finance 2000-D B2                                    2.5%
     Blue Stripe Limited 2000-1A E                                2.4%
     GS Mortgage 1998-GLII F                                      2.4%
     HomeQ 2001-I BL2                                             2.2%
     HomeQ 2002-2 CL2                                             2.1%
--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------
     Commercial Mortgage-Backed Securities                       26.8%
     Home Equity Loans                                           11.3%
     Corporate Bonds                                             11.0%
     Small Business Loans                                        10.2%
     Manufactured Housing Loans                                   9.3%
     Collaterized Obligations                                     9.0%
     Other                                                        8.3%
     Common Stock                                                 5.9%
     Equipment Leases                                             3.8%
     Credit Cards                                                 3.5%
     Cash                                                         1.2%
--------------------------------------------------------------------------------

                 REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                            PORTFOLIO COMMENTARY
                         December 31, 2003 (unaudited)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE (INCLUDES MAXIMUM SALES LOAD)
--------------------------------------------------------------------------------
                                         HIGH           HIGH
                                      INCOME FUND    INCOME FUND
                                       A-SHARES*      C-SHARES**
      6 Months                           4.16%          5.60%
      1 Year                            12.01%         13.27%
      Inception (3/22/99)***            13.40%         13.46%
--------------------------------------------------------------------------------
      *   "A" shares carry a maximum sales load of 2.50%.
      ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
      *** Average annual total returns.


                Growth of $10,000 Investment in High Income Fund
--------------------------------------------------------------------------------


    Lehman Ba High Yield Index                     High Income Fund, Class A
-----------------------------------            --------------------------------
        3/99    $10,000                                3/99    $ 9,750
        6/99    $ 9,963                                6/99    $10,110
        6/00    $10,198                                6/00    $11,129
        6/01    $11,389                                6/01    $13,342
        6/02    $11,313                                6/02    $15,153
        6/03    $12,994                                6/03    $17,080
       12/03    $13,865                               12/03    $18,246


   High Income Fund, Class C                       High Income Fund, Class I
-------------------------------                -------------------------------
        3/99    $10,000                                3/99    $10,000
        6/99    $10,364                                6/99    $10,385
        6/00    $11,342                                6/00    $11,449
        6/01    $13,530                                6/01    $13,760
        6/02    $15,290                                6/02    $15,666
        6/03    $17,150                                6/03    $17,702
       12/03    $18,292                               12/03    $18,952


           Average Annual Total Returns for the period ended 12/31/03.
                                        1 Year      Inception
           Class A Shares               12.01%       13.40%
           Class C Shares               13.27%       13.46%
           Class I Shares               15.27%       14.31%


This data is as of December 31, 2003. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results. The fund's returns and the $10,000 chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

------------------------------------------------------------------------------------------------------
                         REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                    SCHEDULE OF INVESTMENTS
                                 December 31, 2003 (unaudited)
------------------------------------------------------------------------------------------------------

 Principal
  Amount/                                                     S & P                         Market
  Shares         Description                                  Rating          Cost         Value (b)

  ASSET BACKED SECURITIES - INVESTMENT GRADE - 16.4%

              AUTO DEALERSHIPS - 1.4%
              Falcon Franchise Loan 1999-1,
              2.26% 6/5/18 interest-only strips(a)            AAA         $1,483,154     $1,290,021
              Falcon Franchise Loan 2000-1,
              3.15% 6/5/20 interest-only strips(a)            AAA          6,659,251      6,723,642
              Falcon Franchise Loan 2001-1,
              3.17% 1/5/23 interest-only strips(a)            AAA          1,431,625      1,438,912
                                                                          ----------    -----------
                                                                          $9,574,030     $9,452,575
                                                                          ----------     ----------
              COLLATERALIZED BOND OBLIGATION - 1.5%
4,000,000     Great Point 1998-1A A3, 5.08%
              10/15/10 (a)                                    BBB-         2,275,173      2,340,000
7,500,000     Silver Leaf IA D1FX, 11.54% 5/15/13 (a)         BBB          7,499,666      7,499,625
                                                                          ----------     ----------
                                                                          $9,774,839     $9,839,625
                                                                          ----------     ----------
              COMMERCIAL LOANS - 4.3%
              Asset Securitization 1996-D2
              ACS2, 1.582% 2/14/29 interest-only
              strips                                          AAA            145,798        168,736
              Asset Securitization 1997-MD7
              PS1, 0.25% 1/13/30 interest-only strips         AAA            689,977        676,072
              Atherton Franchisee 1998-A AX,
              2.175% 5/15/18 interest-only
              strips(a)                                       AAA          3,809,776      3,670,186
              Atherton Franchisee 1999-A AX,
              1.256% 3/15/19 interest-only
              strips(a)                                       A+           2,315,502      2,112,010
1,000,000     Capital Lease Funding 1997-CTL1
              D, 6.162% 6/22/24(a)                            BBB-           726,196        818,440
              Commercial Mortgage 1997-ML1,
              0.755% 12/15/30 interest-only strips            AAA          2,695,084      2,378,507
              CS First Boston Mortgage 2000-FL
              1A AX, 1.95% 12/15/09 interest-only
              strips(a)                                       AAA                  -        320,983
              DLJ Mortgage 1997-CF2 S, 0.40%
              10/15/30 interest-only strips(a)                AAA          2,811,243      2,550,720
              FFCA Secured Lending 1997-1,
              0.636% 2/18/22 interest-only strips(a)          AAA            555,400        111,988
              Fannie Mae 1998-M4 N, 1.58%
              2/25/35 interest-only strips(c)                 Non-rated    1,584,815        845,318

------------------------------------------------------------------------------------------------------
                         REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                    SCHEDULE OF INVESTMENTS
                                 December 31, 2003 (unaudited)
------------------------------------------------------------------------------------------------------
  Principal
   Amount/                                                     S & P                         Market
   Shares         Description                                  Rating          Cost         Value (b)

 8,751,264    Global Franchise Trust 1998-1 A2,
              6.659% 10/10/11(a)                               BBB+        $7,314,826      $7,394,818
              Merrill Lynch Mortgage 1998-C1,
              0.855% 11/15/26 interest-only strips             AAA          3,456,901       3,429,433
 2,000,000    NationsLink 1999-LTL1 D,
              6.45% 1/22/26(a)                                 BBB          1,386,216       1,435,068
 3,176,000    RMF Commercial Mortgage 1997-1 E,
              7.365% 1/15/19(a)                                BBB-         2,630,395       2,576,975
                                                                          -----------     -----------
                                                                          $30,122,129     $28,489,254
                                                                          -----------     -----------

              CREDIT CARDS - 1.0%
 7,000,000    Metris Master 2001-1 B, 1.80%
              8/20/08                                          BBB          6,077,504       6,640,193

              HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 1.3%
 2,250,000    Ameriquest 2003-8 MV6, 4.87% 10/25/33            BBB-         1,885,003       1,918,271
 2,000,000    Conseco Finance 2002-C BF1, 8.00% 8/15/33        BBB          1,900,756       1,940,000
 4,750,000    Long Beach Holdings 2003-4 M6, 5.11% 8/25/33     BBB-         4,021,076       4,062,020
   637,942    Sharps Trust 2002-HE3N N, 10.00% 10/25/32(a)     BBB-           636,800         639,537
                                                                          -----------     -----------
                                                                           $8,443,635      $8,559,828
                                                                          -----------     -----------
              MANUFACTURED HOUSING LOANS - 2.5%
 6,471,000    BankAmerica Manufactured Housing
              1998-1 B1, 7.81% 8/10/25                         BBB          2,596,920       2,717,820
 4,000,000    BankAmerica Manufactured Housing
              1997-1 M, 6.80% 1/10/28                          BBB          3,687,454       3,800,000
26,350,000    BankAmerica Manufactured Housing
              1998-2 B1, Zero Coupon Bond  12/10/25            BBB          8,933,472       8,695,500
 2,000,000    Deutsche Financial 1997-I M, 7.275% 9/15/27      A-           1,457,686       1,532,180
                                                                          -----------     -----------
                                                                          $16,675,532     $16,745,500
                                                                          -----------     -----------

              SMALL BUSINESS LOANS - 4.4%
 3,546,311    FMAC Loan Trust 1997-C A,
              6.75% 12/15/19 (a)                               BBB          3,057,993       3,510,848
              FMAC Loan Trust 1997-C AX,
              2.345% 12/15/19 interest-only strips (a)         BBB          1,722,684       1,445,796

                                                27

------------------------------------------------------------------------------------------------------
                         REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                    SCHEDULE OF INVESTMENTS
                                 December 31, 2003 (unaudited)
------------------------------------------------------------------------------------------------------
  Principal
   Amount/                                                     S & P                         Market
   Shares         Description                                  Rating          Cost         Value (b)

15,000,000    FMAC Loan Trust 1998-CA A2,
              6.66% 1/15/12 (a)                                BBB         $10,969,518    $11,617,800
              FMAC Loan Trust 1998-CA AX,
              1.794% 9/15/18 interest-only strips (a)          AAA           4,636,063      5,497,376
              Franchise Loan Trust 1998-I AX,
              1.82% 7/15/18 interest-only strips (a)           AAA           6,316,162      7,528,353
                                                                           -----------    -----------
                                                                           $26,702,420    $29,600,173
                                                                           -----------    -----------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE                          $107,370,089   $109,327,148
                                                                           -----------    -----------
ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 60.7%

              AUTO DEALERSHIPS - 1.3%
 2,452,500    Falcon Franchise Loan 2000-1 E,
              6.50% 4/5/16 (a)                                 BB            1,580,330      1,610,312
 3,679,000    Falcon Franchise Loan 2000-1 F,
              6.50% 11/5/17 (a)                                B             2,305,021      2,174,730
 2,809,000    Falcon Franchise Loan 2001-1 E,
              6.50% 1/5/23                                     BB            1,724,451      1,843,294
 5,617,000    Falcon Franchise Loan 2001-1 F,
              6.50% 1/5/23                                     B             2,684,334      3,007,286
                                                                           -----------    -----------
                                                                            $8,294,136     $8,635,622
                                                                           -----------    -----------
              COLLATERALIZED LOAN OBLIGATION - 3.5%
17,000,000    Blue Stripe Limited 2000-1A E,
              5.87% 10/20/08 (a)                               BB           15,758,108     16,150,000
 8,054,594    Crown 2002-1A E, 5.50% 1/22/13 (a)               BB+           6,609,222      6,846,405
                                                                           -----------    -----------
                                                                           $22,367,330    $22,996,405
                                                                           -----------    -----------
              COMMERCIAL LOANS - 22.5%
10,000,000    Asset Securitization 1997-D4 B2,
              7.525% 4/14/29                                   BB-           8,211,787      7,739,300
 5,000,000    CS First Boston Mortgage 1997-C1 F,
              7.50% 6/20/29 (a)                                B+            3,615,115      3,620,850
21,000,000    CS First Boston Mortgage 1998-C1 F,
              6.00% 5/17/40 (a)                                B+           12,873,107     12,328,680
   269,087    DR Securitized Lease 1994-K1 A1,
              Zero Coupon Bond 8/15/07                         D               236,330         75,344
 7,000,000    Enterprise Mortgage 1998-1 A2,
              6.38% 1/15/25 (a)                                B             6,476,499      6,318,690
16,000,000    Enterprise Mortgage 1998-1 A3,
              6.63% 1/15/25 (a)                                B             9,143,873      8,824,800
              Enterprise Mortgage 1998-1,
              1.349% 1/15/25 interest-only strips (a)          B             1,502,396      1,749,026

------------------------------------------------------------------------------------------------------
                         REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                    SCHEDULE OF INVESTMENTS
                                 December 31, 2003 (unaudited)
------------------------------------------------------------------------------------------------------
  Principal
   Amount/                                                     S & P                         Market
   Shares         Description                                  Rating          Cost         Value (b)

11,709,643    Enterprise Mortgage 2000-1 A1,
              7.712% 1/15/27 (a)                               B-          $7,465,141     $7,628,013
17,500,000    Enterprise Mortgage 2000-1 A2,
              8.21% 1/15/27 (a)                                B-           9,335,367      9,487,450
 9,500,000    First Union-Chase Mortgage 1999-C2 J,
              5.95% 6/15/31                                    BB-          6,684,448      6,441,950
 8,000,000    First Union-Lehman Brothers Mortgage
              1997-C2 G, 7.50% 11/18/29                        BB           6,501,511      6,581,760
18,000,000    GMAC Commercial Mortgage 1997-C2 F,
              6.75% 4/15/29                                    B           12,558,353     11,817,000
 7,000,000    GS Mortgage 1998-C1 F, 6.00% 10/18/30 (a)        BB+          5,590,439      6,170,430
13,000,000    GS Mortgage 1998-C1 H, 6.00% 10/18/30 (a)        CCC          6,874,763      6,661,460
20,000,000    GS Mortgage 1998-GLII F, 6.97% 4/13/31 (a)       BB          16,065,510     15,974,600
 2,030,000    JP Morgan Commercial Mortgage 1997-SPC1 G,
              Zero Coupon Bond 7/25/29                         B+           1,452,647      2,107,363
 5,000,000    LB Commercial Mortgage 1998-C4 J, 5.60%
              10/15/35 (a)                                     B+           2,562,179      2,600,725
 3,719,000    Merrill Lynch Mortgage 1997-C1 F, 7.12%
              6/18/29                                          B            2,886,540      2,913,167
 5,000,000    Merrill Lynch Mortgage 1998-C2 F, 6.25%
              2/15/30 (a)                                      B            3,454,715      3,475,350
10,000,000    JP Morgan Commercial Mortgage 1999-C8 H,
              6.00% 7/15/31 (a)                                B+           6,947,070      6,853,700
 1,510,924    Morgan Stanley Capital I 1998-CF1 F,
              Zero Coupon Bond  12/15/12 (a)                   D            1,244,962        770,571
 2,673,060    Morgan Stanley Capital I 2001-TOP3 H,
              6.01% 7/15/33 (a)                                BB           1,947,801      1,946,095
10,200,000    Salomon Brothers Mortgage 2000-C3 H, 7.00%
              12/18/33 (a)                                     BB+          8,464,246      8,556,066
10,522,000    Salomon Brothers Mortgage 2000-C2 H, 6.308%
              7/18/33 (a)                                      BB+          8,636,488      8,811,438
                                                                         ------------   -------------
                                                                         $150,731,287   $149,453,828
                                                                         ------------   -------------
              CREDIT CARDS - 2.5%
 8,000,000    Metris Master 2000-1 C, 2.52% 8/20/08 (a)        B+           6,135,061      6,480,000
 2,400,000    Metris Master 2001-2 C, 3.261% 11/20/09 (a)      B+           1,487,460      1,752,000
 9,100,000    Metris Master 2001-3 C, 2.804% 7/21/08 (a)       B+           6,574,170      8,718,983
                                                                         ------------   -------------
                                                                          $14,196,691    $16,950,983
                                                                         ------------   -------------

------------------------------------------------------------------------------------------------------
                         REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                    SCHEDULE OF INVESTMENTS
                                 December 31, 2003 (unaudited)
------------------------------------------------------------------------------------------------------
  Principal
   Amount/                                                     S & P                         Market
   Shares         Description                                  Rating          Cost         Value (b)

              EQUIPMENT LEASES - 3.8%
 1,919,332    Lease Investment Flight Trust 1A D2,
              8.00% 7/15/31                                    B+          $1,456,052     $1,218,143
16,000,000    Pegasus Aviation Lease 1999-1A A2,
              6.30% 3/25/29 (a)                                B-           8,736,553      8,640,000
13,000,000    Pegasus Aviation Lease 2000-1 A2,
              8.37% 3/25/30 (a)                                BB           8,158,820      8,125,000
 5,448,199    Pegasus Aviation Lease 2001-1A B1,
              2.84% 5/10/31 (a)                                BB+          2,537,629      2,451,690
 9,080,332    Pegasus Aviation Lease 2001-1A B2,
              7.27% 5/10/31 (a)                                BB+          5,113,300      4,812,576
                                                                          -----------    ------------
                                                                          $26,002,354    $25,247,409
                                                                          -----------    ------------

              HOME EQUITY LOANS (HIGH LOAN-TO-VALUE) - 8.6%
19,000,000    Conseco Finance 2000-D B2, 11.30% 4/15/26        BB          16,443,214     16,340,000
10,000,000    Conseco Finance 2001-A IB2, 10.30% 3/15/32       BB+          9,184,359      9,435,100
 3,679,616    Empire Funding 1998-1 B2, 9.74% 6/25/24          B+           2,782,026      3,555,723
15,000,000    HomeQ 2002-2 CL2, 5.25% 7/15/31                  BB          11,452,170     13,800,000
14,224,229    HomeQ 2001-I BL2, 10.50% 7/15/31 (a)             BB          12,773,398     14,295,350
                                                                          -----------    ------------
                                                                          $52,635,167    $57,426,173
                                                                          -----------    ------------

              HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 1.4%
 5,000,000    Ace Securities 2003-OP1 B, 6.00% 12/25/33        BB           3,601,376      3,625,000
 1,750,000    Conseco Finance 2001-C B2, 5.803% 8/15/33        BB+          1,446,257      1,558,848
 4,000,000    Conseco Finance 2002-A B2, 6.90% 4/15/32 (a)     Non-rated    3,773,710      3,860,000
                                                                          -----------    ------------
                                                                           $8,821,343     $9,043,848
                                                                          -----------    ------------
              HOME IMPROVEMENT LOANS - 0.2%
 2,196,923    Green Tree Home Loan 1996-D HEB2,
              Zero Coupon Bond 9/15/27 in default              D            1,431,117      1,367,804

              MANUFACTURED HOUSING LOANS - 6.8%
 6,000,000    BankAmerica Manufactured Housing 1997-2 M,
              Zero Coupon Bond 4/10/28                         BB+          4,987,172      5,400,000
 5,000,000    Conseco Finance 2002-2 B1, 9.25% 3/1/33          BB-          4,726,397      3,755,100

------------------------------------------------------------------------------------------------------
                         REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                    SCHEDULE OF INVESTMENTS
                                 December 31, 2003 (unaudited)
------------------------------------------------------------------------------------------------------
  Principal
   Amount/                                                     S & P                         Market
   Shares         Description                                  Rating          Cost         Value (b)


 4,790,165    Green Tree Financial 1998-2 B2,
              Zero Coupon Bond 6/1/28 in default               D           $2,569,205     $1,077,787
 9,151,798    Green Tree Financial 1994-4 B2,
              Zero Coupon Bond 7/15/19 in default              CC           7,505,582      5,765,633
 5,559,467    Green Tree Financial 1998-3 B2,
              Zero Coupon Bond 3/1/30 in default               D            2,775,398      1,320,373
 6,969,223    Green Tree Financial 1994-7 B2,
              Zero Coupon Bond 3/15/20 in default              CC           3,743,252      3,751,533
 1,576,133    Green Tree Financial 1996-4 B2,
              Zero Coupon Bond 6/15/27 in default              D              759,561        378,272
 1,405,829    Green Tree Financial 1997-2 B2,
              Zero Coupon Bond 6/15/28 in default              C              713,115        323,341
10,025,000    Green Tree Financial 1997-3 M1,
              7.53% 3/15/28                                    B            6,399,959      6,558,255
 5,366,752    Green Tree Financial 1997-3 B2,
              Zero Coupon Bond 3/15/28 in default              C            2,628,545      1,261,187
   125,000    Green Tree Financial 1997-4 B1,
              7.23% 2/15/29                                    BB             120,338         51,250
 1,494,266    Green Tree Financial 1997-5 B2,
              Zero Coupon Bond 5/15/29 in default              C              755,876        347,417
 5,929,810    Green Tree Financial 1997-7 B2,
              Zero Coupon Bond 7/15/29 in default              D            3,399,421      1,393,505
19,000,000    Madison Avenue Manufactured Housing
              2002-A B2, 4.37% 3/25/32                         BB-          6,494,506      6,460,000
12,863,000    Oakwood Mortgage 1996-C B1, 7.96%
              4/15/27                                          BB-          9,939,500      5,273,830
 2,898,810    Oakwood Mortgage 1996-C B2, 16.75%
              4/15/27                                          C            2,083,429        347,857
 2,650,663    Oakwood Mortgage 1997-A B2, 8.025%
              5/15/27                                          D            1,297,019        397,599
 4,904,000    Oakwood Mortgage 1999-A B1, 8.53%
              4/15/29                                          CC           3,692,094        833,680
 2,500,000    UCFC Manufactured Housing 1998-1 M,
              6.98% 7/15/29                                    B-             785,686        712,500
                                                                          -----------    -----------
                                                                          $65,376,055    $45,409,119
                                                                          -----------    -----------

------------------------------------------------------------------------------------------------------
                         REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                    SCHEDULE OF INVESTMENTS
                                 December 31, 2003 (unaudited)
------------------------------------------------------------------------------------------------------
  Principal
   Amount/                                                     S & P                         Market
   Shares         Description                                  Rating          Cost         Value (b)


              RECREATIONAL EQUIPMENT - 0.6%
  3,401,859   Green Tree Recreational Equipment 1996-C
              CTFS, 7.65% 10/15/17                             CCC-        $3,028,585     $3,129,710
    261,481   Green Tree Recreational Equipment 1997-B B,
              6.88% 7/15/28                                    D              202,063        255,741
    143,766   Green Tree Recreational Equipment 1997-C B,
              6.75% 2/15/18                                    CCC-           134,782        139,439
    637,237   Green Tree Recreational Equipment 1998-A BH,
              8.41% 5/15/29                                    D              460,682        598,417
                                                                           ----------     ----------
                                                                           $3,826,112     $4,123,307
                                                                           ----------     ----------
              SMALL BUSINESS LOANS - 5.8%
 11,878,416   FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)   D            7,974,824      7,973,387
 11,741,843   FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)      B            9,066,916      9,687,020
              FMAC Loan Trust 1997-B AX, 3.00% 9/15/19
              interest-only strips (a)                         B            4,787,902      5,242,162
  1,000,000   FMAC Loan Trust 1997-B,
              Zero Coupon Bond 9/15/19 (a)                     CC             736,759        260,000
              FMAC Loan Trust 1998-A AX, 2.136% 9/15/20
              interest-only strips (a)                         BB           1,289,773      1,876,550
  7,931,054   FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20 (a)   B            5,445,276      5,432,772
122,928,513   FMAC Loan Trust 1998-BA AX, 2.257% (a)           B            6,952,666      7,805,961
                                                                           ----------     ----------
                                                                          $36,254,116    $38,277,852
                                                                           ----------     ----------
              SPECIAL PURPOSE ENTITY - 3.7%
  3,000,000   INCAPS Funding 2003-2A SIN, Zero Coupon
              Bond 1/15/34 (a)                                 Non-rated    2,835,030      2,835,000
  1,000,000   MMCAPS Funding, Zero Coupon
              Bond 8/1/31 (a)                                  Non-rated    1,000,000        990,000
  2,000,000   MMCAPS Funding 2001-2I SUB, 3.50% 12/15/3        Non-rated    1,981,301      1,900,000
  2,000,000   MMCAPS Funding 2002-2A SUB, 10.00% 5/1/32        Non-rated    2,000,000      1,980,000
  1,000,000   MMCAPS Funding I, 13.00% 6/15/31 (a)             Non-rated    1,000,000        990,000
  3,000,000   MMCAPS Funding, Zero Coupon Bond 5/1/33          Non-rated    2,911,325      2,910,000
  2,000,000   Preferred Term Securities I, 13.00%
              12/11/32 (a)                                     Non-rated    2,000,000      1,980,000


------------------------------------------------------------------------------------------------------
                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                       SCHEDULE OF INVESTMENTS
                                    December 31, 2003 (unaudited)
------------------------------------------------------------------------------------------------------
  Principal
   Amount/                                                S & P                         Market
   Shares         Description                             Rating          Cost         Value (b)
1,000,000   Preferred Term Securities II, Zero
            Coupon Bond 5/22/33 (a)                     Non-rated      $1,000,000      $  990,000
1,500,000   Preferred Term Securities VII, 12.00%
            10/3/32 (a)                                 Non-rated       1,500,000       1,500,000
2,000,000   Preferred Term Securities IX, 12.00%
            4/3/33 (a)                                  Non-rated       2,000,000       2,000,000
2,000,000   TPREF Funding I, Zero Coupon Bond
            10/15/32 (a)                                Non-rated       2,000,000       1,980,000
1,300,000   TPREF Funding II, 12.00%
            11/15/32                                    Non-rated       1,300,000       1,287,000
3,000,000   TPREF Funding III, 11.00% 1/15/33 (a)       Non-rated       3,000,000       2,940,000
                                                                     ------------    ------------
                                                                      $24,527,656     $24,282,000
                                                                     ------------    ------------
TOTAL ASSET BACKED SECURITIES - NON-INVESTMENT GRADE                 $414,463,364    $403,214,350
                                                                     ------------    ------------
CORPORATE BONDS - NON-INVESTMENT GRADE - 11.0%

            CONSTRUCTION - 0.1%
1,190,000   Empresas, 5.00% Bond 3/15/04                CC              1,138,366       1,154,300

            ENERGY - 1.3%
3,000,000   Calpine, 8.25% Bond 8/15/05                 CCC+            2,898,668       2,902,500
3,000,000   Edison Mission Energy, 10.00%
            Bond 8/15/08                                B               2,702,697       3,112,500
3,000,000   Mission Resources, 10.875% Bond
            4/1/07                                      CC              2,521,910       2,805,000
                                                                     ------------    ------------
                                                                       $8,123,275      $8,820,000
                                                                     ------------    ------------
            FINANCE - 1.5%
3,000,000   Cerro Negro Finance, 7.90% Bond
            12/1/20 (a)                                 B+              2,352,745       2,595,000
3,500,000   Labranche, 12.00% Bond 3/2/07               B-              3,443,895       3,535,000
4,000,000   Petrozuata Finance, 8.22% Bond
            4/1/17 (a)                                  B               3,453,088       3,680,000
                                                                     ------------    ------------
                                                                       $9,249,728      $9,810,000
                                                                     ------------    ------------
            FOOD & AGRICULTURE - 0.4%
1,500,000   New World Pasta, 9.25% Bond
            2/15/09                                     CCC-              355,072         360,000
3,000,000   Winn-Dixie, 8.181% Bond
            9/1/24 (a)                                  BB              2,551,308       2,565,000
                                                                     ------------    ------------
                                                                       $2,906,380      $2,925,000

            MACHINERY - 0.3%
2,550,000   Cincinnati Milacron, 8.375% Bond
            3/15/04                                     CCC+            2,349,475       2,027,250


                       REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                  SCHEDULE OF INVESTMENTS
                               December 31, 2003 (unaudited)


  Principal
   Amount/                                          S & P                         Market
   Shares            Description                    Rating            Cost       Value (b)
              MANUFACTURING - 4.4%
  1,000,000   Crown Cork & Seal, 8.00% Bond
              4/15/23                               B             $   720,971   $   935,000
  5,500,000   Levi Strauss, 12.25% Bond
              12/15/12                              CCC             4,218,156     3,575,000
  4,000,000   Lyondell Chemical, 10.875% Bond
              5/1/09                                B               3,582,257     4,100,000
  3,500,000   Shaw Group, 10.75% Bond
              3/15/10 (a)                           BB-             3,269,705     3,710,000
  3,000,000   Stanadyne Automotive, 10.25% Bond
              12/15/07                              B               2,751,976     2,925,000
  6,000,000   USEC, 6.625% Bond
              1/20/06                               BB-             5,420,654     5,730,000
  3,500,000   US Can, 12.375% Bond
              10/1/10                               CCC+            2,921,080     3,150,000
  3,750,000   VICAP SA, 11.375% Bond
              5/15/07                               B               3,659,721     3,675,000
  1,250,000   VITRO SA, 11.75% Bond
              11/1/13 (a)                           B-              1,194,534     1,200,000
                                                                  -----------   -----------
                                                                  $27,739,054   $29,000,000
                                                                  -----------   -----------

              RECREATIONAL - 0.7%
  5,100,000   Bally Total Fitness Holdings,
              9.875% Bond 10/15/07                  B-              4,589,681     4,641,000

              TELECOMMUNICATIONS - 2.0%
  3,000,000   Charter, 10.00% Bond 5/15/11          CCC-            2,498,118     2,610,000
  3,500,000   Level 3 Communications, 10.50%
              Zero Coupon Bond 12/1/08              CC              3,298,593     3,298,750
  1,153,000   Pac-West Telecomm, 13.50% Bond
              2/1/09                                CC              1,076,485     1,129,940
  2,500,000   Pegasus Communications, 9.625% Bond
              10/15/05                              CCC-            2,229,576     2,300,000
  4,000,000   Pegasus Satellite, 12.375% Bond
              8/1/06                                CCC-            3,639,209     3,765,000
                                                                  -----------   -----------
                                                                  $12,741,981   $13,103,690
                                                                  -----------   -----------

              TRANSPORTATION - 0.3%
    708,431   Continental Airlines, 8.56% Bond
              7/2/14                                B+                577,774       596,095
    500,000   Evergreen International Aviation,
              12.00% Bond 5/15/10 (a)               CCC+              397,040       415,625
  1,250,000   Ultrapetrol, 10.50% Bond
              4/1/08                                BB-               935,919       928,125
                                                                  -----------   -----------
                                                                  $ 1,910,733   $ 1,939,845
                                                                  -----------   -----------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE                      $70,748,673   $73,421,085
                                                                  -----------   -----------

                      REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                 SCHEDULE OF INVESTMENTS
                              December 31, 2003 (unaudited)

      Principal
       Amount/                                         S & P                           Market
       Shares                    Description           Rating         Cost            Value (b)

MORTGAGE BACKED SECURITIES - 4.0%
             Collateralized Mortgage Obligation - 4.0%
  4,231,000  Falcon Franchise 2003-1 E, 6.00%
             1/5/25 (a)                                B-           $2,867,618       $2,768,343
  6,348,000  Falcon Franchise 2003-1 F, 6.00%
             1/5/25 (a)                                CCC-          3,373,121        3,315,497
             Falcon Franchise 2003-1, 3.252%
             1/5/25 interest-only strips (a)           AAA           4,166,758        4,138,050
    399,939  First Nationwide Trust 2001-4 DB4,
             6.50% 9/25/31                             BB              294,415          239,963
    214,746  First Nationwide Trust 2001-4 DB5,
             4.20% 9/25/31                             B               121,990           53,687
             Freddie Mac 2521 IC, 5.50%
             11/15/21 interest-only strips (c)         Non-rated     1,245,707          275,000
             GNMA 2001-44, 1.072% 7/16/41
             interest-only strips (c)                  Non-rated     3,654,786        3,421,849
             Mellon Residential 2002-TBC2 X,
             1.101% 8/15/32 interest-only strips       AAA           6,970,651        7,639,346
    115,253  PNC Mortgage 1999-1 2B5, 6.25%
             2/25/14                                   B                82,651          112,007
  4,689,351  Structured Asset 2003-S A, 7.50%
             12/28/33 (a)                              BBB           4,642,491        4,642,457
                                                                   -----------      -----------
TOTAL MORTGAGE BACKED SECURITIES                                   $27,420,188      $26,606,199
                                                                   -----------      -----------
COMMON STOCKS - 5.9%
     61,000    AMB Property Corporation                              1,817,200        2,005,680
     78,000    American Capital Strategies, Ltd.                     1,939,059        2,318,940
     70,000  * Andrx Corporation                                     1,277,414        1,682,800
    114,600    Anthracite Capital, Inc.                              1,229,336        1,268,622
     33,000  * Autozone, Inc.                                        2,646,900        2,811,930
     10,000    Bank of America Corporation                             706,000          804,300
     38,000    Baxter International Inc.                               908,960        1,159,760
     34,000    Black & Decker Corporation                            1,355,675        1,676,880
     75,000    Christopher & Banks Corporation                       1,465,916        1,464,750
    240,000  * Cincinnati Bell Inc.                                  1,337,661        1,212,000
     31,000    CVS Corporation                                         723,150        1,119,720
     76,700    General Cable Corporation                               615,002          625,105
     31,500    Harley-Davidson, Inc.                                 1,439,842        1,497,195
     46,000    Health Management Associates,
               Inc.                                                    791,460        1,104,000
     21,000    Kerr-McGee Corporation                                  955,658          976,290
    200,000  * KFX Inc.                                              1,272,279        1,510,000
    131,400  * King Pharmaceuticals, Inc.**                          1,944,066        2,005,164
     28,000    L-3 Communications Corporation                        1,282,443        1,438,080
     47,000    Limited Brands, Inc.                                    657,672          847,410

                      REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                 SCHEDULE OF INVESTMENTS
                              December 31, 2003 (unaudited)

      Principal
       Amount/                                         S & P                           Market
       Shares                    Description           Rating         Cost            Value (b)
     50,000    Maytag Corporation                                   $1,142,529       $1,392,500
    101,500    MCG Capital Corporation                               1,680,436        1,988,385
     44,000    Nordic American Tanker Shipping
               Limited                                                 557,456          662,200
    125,000    Sanmina-SCI Corporation                               1,363,516        1,575,000
     23,200  * Stone Energy Corporation                                870,106          984,840
     83,400  * Technology Investment Capital
               Corporation                                           1,254,300        1,296,870
     20,000    Wells Fargo & Company                                   960,450        1,177,800
     33,200    XL Capital Ltd.                                       2,515,742        2,574,660
                                                                   -----------      -----------
TOTAL COMMON STOCKS                                                $34,710,228      $39,180,881
                                                                   -----------      -----------

             * Non-Income Producing
             **Aportion or all of the security is pledged as collateral for call options written.

PREFERRED STOCKS - 0.8%
      1,000    Compass Loan Holdings(a)                                862,916        1,074,316
      1,000    Seneca LTD (a)                                          992,500          900,000
    150,000    The Williams Companies, Inc.                          2,020,241        1,966,500
     40,000    TXU Corporation                                       1,158,000        1,344,400
                                                                   -----------      -----------
TOTAL PREFERRED STOCKS                                              $5,033,657       $5,285,216
                                                                   -----------      -----------
INVESTMENT COMPANIES - 0.3%
     34,600    Pioneer High Income Trust                               432,889          575,052
     45,000    Royce Value Trust, Inc.                                 617,662          778,050
     39,900    Salomon Brothers High Income Fund II Inc.               391,249          524,685
                                                                   -----------      -----------
TOTAL INVESTMENT COMPANIES                                          $1,441,800       $1,877,787
                                                                   -----------      -----------
EURODOLLAR TIME DEPOSITS - 1.2%
           State Street Bank & Trust
           Company Eurodollar time
           deposits dated December 31,
           2003, 0.50%, maturing at
           $ 7,875,219 on January 2,
           2004.                                                    $7,875,000       $7,875,000
                                                                  ------------     ------------
TOTAL INVESTMENTS - 100.3%                                        $669,062,999     $666,787,666
                                                                  ------------     ------------
OTHER ASSETS AND LIABILITIES, NET - (0.3%)                                           (2,082,498)
                                                                                   ------------
NET ASSETS                                                                         $664,705,168
                                                                                   ============

                                       36

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                             SCHEDULE OF INVESTMENTS
                          December 31, 2003 (unaudited)

                              CALL OPTIONS WRITTEN
                                DECEMBER 31, 2003

           Shares
         Subject to
            Call        Common Stocks/Expiration Date/                 Market
                        Exercise Price                                Value (b)

        27,700          King Pharmaceuticals, Inc./January/15          $11,080
                                                                       --------
      TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED $9,206)            $11,080
                                                                       --------

      (a) Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.

      (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

      (c) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

                              INDEX DESCRIPTIONS+

      S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

      KBW BANK INDEX is a capitalization-weighted index consisting of 24 geographically diverse and National Market System stocks, representing national money center banks and leading regional institutions. The index is intended to reflect the evolving financial sector and was developed as of October 21, 1991.

      LEHMAN BROTHERS INTERMEDIATE AGGREGATE INDEX covers the intermediate U.S. investment-grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities.

      LEHMAN BROTHERS Ba HIGH YIELD INDEX covers Ba fixed rate, non-investment grade debt. The index was first introduced in January 1986 and historical data are available since January 1983. The index includes Canadian bonds and debt from non-emerging countries but excludes Eurobonds and debt from non-emerging countries. The index also includes original issue zeros, step-up coupons structures, and 144A securities.

      LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX is comprised of fixed rate, non-investment grade debt issues rated Ba1 or lower by Moody's Investors, BB+ or lower by S&P, or non-investment grade by Fitch
      Investor's Service. The index carries debt issued in the Industrial, Utility, and Finance Sectors. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and a minimum outstanding par value of $150 million.

      LEHMAN BROTHERS Caa HIGH YIELD INDEX is the Caa component of the Lehman Brothers U.S. Corporate High Yield index. The Caa High Yield Index covers fixed rate, non-investment grade debt rated Caa by Moody's Investors or rated comparably by another major rating.

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                                       39

                         MORGAN KEEGAN SELECT FUND, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                          December 31, 2003 (unaudited)


    ASSETS
      Investments, in securities as detailed in the accompanying schedules at market (cost $25,783,645, $6,011,686,
          $223,934,059 and $669,062,999 respectively)
      Cash on deposit with custodian
      Dividends and interest receivable
      Receivable for fund shares sold
      Receivable for securities sold
      Other assets
      Due from affiliates

    TOTAL ASSETS

    LIABILITIES
      Call options written, at market (premiums received $9,206)
      Accrued expenses
      Due to affiliates
      Payable for fund shares redeemed
      Payable for securities purchased
      Distributions payable

    TOTAL LIABILITIES

    NET ASSETS


    NET ASSETS CONSIST OF
      Net unrealized appreciation (depreciation) of investments
      Paid-in capital
      Undistributed net investment income (loss)
      Accumulated net realized gain (loss) on investments

    NET ASSETS

    SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
      CLASS A SHARES
        Net assets
        Shares outstanding
        Net asset value per share
      CLASS C SHARES
        Net assets
        Shares outstanding
        Net asset value per share
      CLASS I SHARES
        Net assets
        Shares outstanding
        Net asset value per share


    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         MORGAN KEEGAN SELECT FUND, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                          December 31, 2003 (unaudited)


      CAPITAL GROWTH       FINANCIAL      INTERMEDIATE          HIGH INCOME
           FUND               FUND            BOND FUND             FUND

              $33,098,239     $8,635,819       $220,930,742        $666,787,666
                   15,007        358,213             15,695              12,621
                   17,950         18,156          2,639,446          10,131,725
                    4,175              -             48,279             491,000
                        -              -                  -                   -
                   17,682            429              9,945              29,972
                      218              -                  -                   -
           --------------  --------------    ---------------     --------------
               33,153,271      9,012,617        223,644,107         677,452,984


                        -              -                  -              11,080
                   53,070         44,775             44,372              33,712
                   41,312         11,765            142,561             612,346
                    8,766              -            175,287              70,363
                        -              -                  -           6,480,454
                        -              -          1,419,472           5,539,861
           --------------  --------------    ---------------     --------------
                  103,148         56,540          1,781,692          12,747,816
           --------------  --------------    ---------------     --------------
              $33,050,123     $8,956,077       $221,862,415        $664,705,168
           ==============  ==============    ===============     ==============


                7,314,594      2,624,133         (3,003,317)         (2,277,207)
               24,884,146      6,328,119        225,185,726         668,956,128
                 (213,172)       (16,648)            81,205          (1,642,127)
                1,064,555         20,473           (401,199)           (331,626)
           --------------  --------------    ---------------     --------------
              $33,050,123     $8,956,077       $221,862,415        $664,705,168
           ==============  ==============    ===============     ==============


              $32,471,966     $6,501,516        $90,233,807        $323,085,345
                2,120,681        493,855          8,920,028          31,054,740
                   $15.31         $13.17             $10.12              $10.40

                  $34,234     $1,699,299        $95,465,439        $194,587,717
                    2,267        130,844          9,442,646          18,699,660
                   $15.10         $12.99             $10.11              $10.41

                 $543,923       $755,262        $36,163,169        $147,032,106
                   35,193         56,587          3,573,388          14,130,228
                   $15.46         $13.35             $10.12              $10.41

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         MORGAN KEEGAN SELECT FUND, INC.
                            STATEMENTS OF OPERATIONS
             For the six months ended December 31, 2003 (unaudited)


    INVESTMENT INCOME
      Interest
      Dividends

    TOTAL INVESTMENT INCOME

    EXPENSES
      Management fee
      Distribution fee
        Class A
        Class C
        Class I
      Legal fees
      Audit fees
      Accounting and transfer agent fees
      Custodian fees
      Registration fees
      Directors fees
      Other

    TOTAL EXPENSES
      Less: Fee waiver and reimbursement from Adviser

    NET EXPENSES

    NET INVESTMENT INCOME (LOSS)

    REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
      Change in unrealized appreciation (depreciation)
      Net realized gain on securities

    INCREASE IN NET ASSETS RESULTING FROM OPERATIONS


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         MORGAN KEEGAN SELECT FUND, INC.
                            STATEMENTS OF OPERATIONS
             For the six months ended December 31, 2003 (unaudited)


      CAPITAL GROWTH       FINANCIAL      INTERMEDIATE          HIGH INCOME
           FUND               FUND            BOND FUND             FUND

              $     2,418     $        1       $  9,368,655        $ 33,084,911
                   72,938         92,879             24,688             742,087
           --------------  --------------    ---------------     --------------
                   75,356         92,880          9,393,343          33,826,998


                  164,220         44,536            417,316           2,333,363

                   80,883         16,364            103,903             390,644
                      162          8,228            269,101             691,214
                        -              -                  -                   -
                    3,081            834             25,717              50,773
                    3,413          2,413              7,163              18,662
                   40,113         19,382             86,410             121,067
                    5,710          5,096              6,975              13,170
                    9,948          5,694             19,845              22,338
                    6,000          6,000              6,000               6,000
                    3,335            981             28,890              74,790
           --------------  --------------    ---------------     --------------
                  316,865        109,528            971,320           3,722,021
                   (1,257)             -                  -                   -
           --------------  --------------    ---------------     --------------
                  315,608        109,528            971,320           3,722,021

           --------------  --------------    ---------------     --------------
                 (240,252)       (16,648)         8,422,023          30,104,977
           --------------  --------------    ---------------     --------------


                2,507,584      1,034,357         (5,566,682)         (3,062,192)
                2,361,723        421,463            501,052          14,532,470
           --------------  --------------    ---------------     --------------
               $4,629,055     $1,439,172         $3,356,393         $41,575,255
           ==============  ==============    ===============     ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         MORGAN KEEGAN SELECT FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                   For the six months ended December 31, 2003
                  (unaudited) and the year ended June 30, 2003


                                                       CAPITAL GROWTH FUND
                                                        2004         2003
                                                     -----------  -----------

    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
      Net investment income (loss)                   $ (240,252)  $ (310,078)
      Unrealized appreciation (depreciation), net 2,507,584 (7,317,721) Net realized gain (loss) from investment
        transactions                                  2,361,723    6,052,406
                                                     -----------  -----------
    INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                 4,629,055   (1,575,393)

      Distributions to shareholders from net
        investment income
        CLASS A                                               -            -
        CLASS C                                               -            -
        CLASS I                                               -            -
      Distributions to shareholders in excess of
        net investment income
        CLASS A                                               -            -
        CLASS C                                               -            -
        CLASS I                                               -            -
      Distributions to shareholders from net
        realized gain (loss) on investments

      CLASS A                                        (6,688,603)           -
      CLASS C                                            (7,047)           -
      CLASS I                                          (109,939)           -
                                                     -----------  -----------
    TOTAL DISTRIBUTION TO SHAREHOLDERS               (6,805,589)           -

    CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold
        CLASS A                                         771,033    1,055,125
        CLASS C                                             700          142
        CLASS I                                         142,648      183,573
      Proceeds from sales of shares as a result
        of reinvested dividends
        CLASS A                                       6,559,896            -
        CLASS C                                           7,047            -
        CLASS I                                         109,939            -
      Less shares redeemed
        CLASS A                                      (3,168,311)  (6,102,569)
        CLASS C                                               -       (2,492)
        CLASS I                                        (188,869)    (110,223)
                                                     -----------  -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                                4,234,083   (4,976,444)
                                                     -----------  -----------

   TOTAL INCREASE (DECREASE) IN NET ASSETS            2,057,549   (6,551,837)
                                                     ===========  ===========
   NET ASSETS
      Beginning of period                            30,992,574   37,544,411
      End of period                                 $33,050,123  $30,992,574
                                                     ===========  ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         MORGAN KEEGAN SELECT FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                   For the six months ended December 31, 2003
                  (unaudited) and the year ended June 30, 2003


                                      INTERMEDIATE
       FINANCIAL FUND                   BOND FUND                   HIGH INCOME FUND
    2004            2003          2004             2003           2004            2003
------------    ------------   -------------   -------------  -------------   -------------
$   (16,648)    $   (24,981)   $  8,422,023    $ 11,895,018   $ 30,104,977    $ 51,407,086
  1,034,357        (214,565)     (5,566,682)      3,260,829     (3,062,192)      1,220,458
    421,463        (400,989)        501,052        (420,354)    14,532,470       2,428,215
------------    ------------   -------------   -------------  -------------   -------------
  1,439,172        (640,535)      3,356,393      14,735,493     41,575,255      55,055,759


          -         (27,741)     (3,364,173)     (5,481,931)   (16,104,489)    (25,270,836)
          -          (5,669)     (3,476,740)     (4,025,939)    (9,036,213)    (13,933,499)
          -          (2,308)     (1,499,906)     (2,217,549)    (6,633,636)     (9,435,029)

          -               -               -               -              -               -
          -               -               -               -              -               -
          -               -               -               -              -               -


          -        (102,297)       (161,877)              -     (9,219,684)       (729,197)
          -         (20,904)       (169,156)              -     (5,503,092)       (444,085)
          -          (8,509)        (64,130)              -     (4,135,446)       (273,958)
------------    ------------   -------------   -------------  -------------   -------------
          -        (167,428)     (8,735,982)    (11,725,419)   (50,632,560)    (50,086,604)
    235,538         320,605      23,783,799      49,060,731     62,246,018     191,541,303
        351          20,000      20,524,534      66,447,669     27,920,749     104,784,411
     16,947          95,818      12,335,708      23,649,546     46,651,820      72,299,339

          -         127,595       1,883,456       3,115,256     13,421,476      10,397,577
          -          26,271       1,883,368       1,849,646      8,186,442       6,829,363
          -          10,817         740,666       1,098,606      6,531,084       4,865,965

 (1,071,813)     (5,030,389)    (16,069,326)    (25,357,083)   (46,937,657)    (40,842,834)
   (102,661)       (541,935)     (9,188,973)    (16,503,377)   (12,190,500)    (14,698,798)
    (79,529)       (341,095)     (9,338,573)    (12,256,723)   (14,867,770)    (18,566,134)
------------    ------------   -------------   -------------  -------------   -------------
 (1,001,167)     (5,312,313)     26,554,659      91,104,271     90,961,662     316,610,192
------------    ------------   -------------   -------------  -------------   -------------

    438,005      (6,120,276)     21,175,070      94,114,345     81,904,357     321,579,347
============    ============   =============   =============  =============   =============

  8,518,072      14,638,348     200,687,345     106,573,000    582,800,811     261,221,464
$ 8,956,077    $  8,518,072   $ 221,862,415   $ 200,687,345  $ 664,705,168  $  582,800,811
============    ============   =============   =============  =============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         MORGAN KEEGAN SELECT FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 2003 (unaudited)

NOTE 1: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Morgan Keegan Select Fund, Inc., an open-end management investment company, offers the following fund choices: Regions Morgan Keegan Select Capital Growth Fund, Regions Morgan Keegan Select Financial Fund, Regions Morgan Keegan Select Intermediate Bond Fund, and Regions Morgan Keegan Select High Income Fund (the "funds"). The investment objectives and principal investment strategies of the funds are as follows:

      o The REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND seeks capital appreciation. Under normal circumstances, the fund invests at least 65% of its assets in U.S.-traded equity securities.

      o The REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large, mid- and small-cap companies in the financial services industry.

      o The REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND seeks a high level of income by investing in intermediate maturity, investment grade bonds. The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests at least 80% of its assets in debt securities. The fund invests primarily in investment grade, intermediate term maturity bonds with effective maturities between 1 and 10 years that Morgan Asset Management, Inc. ("Adviser") believes offer attractive yield and capital appreciation potential.

      o The REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND seeks a high level of income by investing in below investment grade bonds (commonly referred to as "junk bonds"). The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests a majority of its total assets in below investment grade bonds that the Adviser believes offer attractive yield and capital appreciation potential.

Capitalization for each fund was provided by Morgan Asset Management as follows:

                    CAPITAL GROWTH    FINANCIAL    INTERMEDIATE     HIGH INCOME

Organization date   Apr. 15, 1986  Aug. 14, 2000   Jan. 13, 1999   Jan. 13, 1999
Initial
 Capitalization
 Date               Aug. 18, 1986  Aug. 28, 2000   Mar. 22, 1999   Mar. 22, 1999
Amount of initial
 Capitalization          $100,000              -         $50,000         $50,000
Shares issued at
 Capitalization            10,000              -           5,000           5,000
Shares authorized     300,000,000    300,000,000     300,000,000     900,000,000
Public offering
 date               Sep. 22, 1986  Aug. 28, 2000   Mar. 22, 1999   Mar. 22, 1999

                         MORGAN KEEGAN SELECT FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 2003 (unaudited)

SECURITY VALUATION

Investments in securities which trade on national securities exchanges are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. The Intermediate Bond Fund and the High Income Fund normally obtain market values for their securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market. When the funds believe that a market quote does not reflect a security's true value, the funds may substitute for the market value a fair value estimate made according to methods approved by the Board of Directors.

OPTION WRITING

When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

PREMIUMS AND DISCOUNTS

Premiums and discounts on debt securities are amortized for financial reporting purposes. All gain/loss on principal payments of mortgage- and asset-backed securities are accounted for as interest income.

OTHER POLICIES

The funds follow industry practice and record security transactions on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest is recognized on an accrual basis. Realized gains and losses on securities transactions are determined using the specific identification method.

REPURCHASE AGREEMENTS

The funds' policy for securities purchased under agreements to resell is to have market value equal to or greater than the funds' purchase price and to have such securities taken into possession by the funds' custodian. If the custodian

                         MORGAN KEEGAN SELECT FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 2003 (unaudited)

becomes bankrupt, the fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 2: MULTIPLE CLASS STRUCTURE AND PLAN OF DISTRIBUTION

A multiple class structure has been adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, on behalf of each fund. Each fund offers three share classes: Class A, Class C and Class I. Class A shares are sold with an initial sales charge. Class C shares are sold without an initial sales charge and are subject to a contingent deferred sales charge within the first year of purchase. Class I shares are sold without sales charges of any kind and are available only to certain retirement accounts and other special programs. The Class A and Class C shares of each fund have distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each fund or class bears expenses incurred specifically on its behalf and, in addition, each fund or class bears a portion of general expenses, based on the relative net assets of each fund or class. Realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's shares outstanding. Income distributions are declared by each class on a daily basis and paid monthly.

                           MORGAN KEEGAN SELECT, INC.
                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 2003 (unaudited)

NOTE 3: PAYMENT TO RELATED PARTIES

Morgan Asset Management, Inc. is the investment adviser for each fund. Morgan Keegan and Company, Inc. acts as a distributor of each of the funds' shares under a plan of distribution pursuant to Rule 12b-1. Investment advisory and management fees and 12b-1 distribution fees are based on a percentage of each funds' average daily net assets. The following chart represents sales charges and fees:


CAPITAL GROWTH FUND             CLASS A        CLASS C        CLASS I
                                -------        -------        -------

Initial Sales Charge:            3.50%          0.00%          0.00%
Deferred Sales Charge:           0.00%          1.00%          0.00%
Investment Advisory Fee:         1.00%          1.00%          1.00%
12b-1 Fees:                      0.50%          1.00%          0.00%

FINANCIAL FUND                  CLASS A        CLASS C        CLASS I
                                -------        -------        -------

Initial Sales Charge:            4.75%          0.00%          0.00%
Deferred Sales Charge:           0.00%          1.00%          0.00%
Investment Advisory Fee:         1.00%          1.00%          1.00%
12b-1 Fees:                      0.50%          1.00%          0.00%

INTERMEDIATE BOND FUND          CLASS A        CLASS C        CLASS I
                                -------        -------        -------

Initial Sales Charge:            2.00%          0.00%          0.00%
Deferred Sales Charge:           0.00%          1.00%          0.00%
Investment Advisory Fee:         0.40%          0.40%          0.40%
12b-1 Fees:                      0.25%          0.60%          0.00%

HIGH INCOME FUND                CLASS A        CLASS C        CLASS I
                                -------        -------        -------

Initial Sales Charge:            2.50%          0.00%          0.00%
Deferred Sales Charge:           0.00%          1.00%          0.00%
Investment Advisory Fee:         0.75%          0.75%          0.75%
12b-1 Fees:                      0.25%          0.75%          0.00%


Morgan Keegan and Company, Inc. also provides accounting services and transfer agent services for each fund. The Adviser has agreed to waive its fee and to reimburse each of the following funds through June 30, 2004 to the extent its annual operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) exceeds a specific percentage of net assets as follows:


                                CLASS A        CLASS C        CLASS I
                                -------        -------        -------


CAPITAL GROWTH FUND              2.00%          2.75%           1.75%
INTERMEDIATE BOND FUND           0.90%          1.25%           0.65%
HIGH INCOME FUND                 1.25%          1.75%           1.00%

                         MORGAN KEEGAN SELECT FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 2003 (unaudited)

For the six months ended December 31, 2003, Morgan Keegan and Company, Inc. received initial sales charges related to Class A shares and deferred sales charges related to Class A and Class C shares as follows:

                                CLASS A        CLASS A        CLASS C
                                 SALES          CDSC           CDSC
                                -------        -------        -------

CAPITAL GROWTH FUND             $2,501         $     0        $     0
FINANCIAL FUND                   6,146               0              0
INTERMEDIATE BOND FUND         129,130           3,445         19,207
HIGH INCOME FUND               520,072          82,010         26,194


For the six months ended December 31, 2003, Morgan Keegan and Company, Inc. earned no underwriting discounts, direct commissions, or dealer incentives on the sales and purchases of securities.

NOTE 4: INVESTMENT SECURITIES

Information related to investment securities (excluding short-term investments) by portfolio is as follows:

                       CAPITAL                   INTERMEDIATE
                       GROWTH      FINANCIAL         BOND           HIGH INCOME
                        FUND          FUND           FUND               FUND

Cost of purchases    $4,567,892  $  166,500      $ 82,423,590      $315,006,201
Proceeds from sales   9,031,021   1,317,742        50,068,622       247,413,262
Securities with
  appreciation        7,710,791   2,778,046         7,701,472        30,478,071
Securities with
  depreciation         (396,197)   (153,913)      (10,704,789)      (32,755,278)
                     ----------  ----------      ------------      ------------
Unrealized
  appreciation
  (depreciation)     $7,314,594  $2,624,133      $ (3,003,317)     $ (2,277,207)
                     ==========  ==========      ============      ============


NOTE 5: FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly the character of distributions and composition of net

                         MORGAN KEEGAN SELECT FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 2003 (unaudited)

assets for tax purposes differ from those reflected in the accompanying financial statements.

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year.

                         MORGAN KEEGAN SELECT FUND, INC.
                              FINANCIAL HIGHLIGHTS
                               December 31, 2003

                                                           Net Gains
                               Net Asset                 on Securities      Total       Dividends
                                 Value         Net          Realized         From        from Net
                               Beginning    Investment         and        Investment    Investment
                               of Period      Income       Unrealized     Operations      Income

CAPITAL GROWTH FUND
For the six months ended
December 31, 2003 (unaudited)
  Class A                       $16.73        $(0.13)         $2.64          $2.51              -
  Class C                        16.55         (0.17)          2.65           2.48              -
  Class I                        16.83         (0.09)          2.65           2.56              -
Year ended June 30, 2003
  Class A                        17.22         (0.15)         (0.34)         (0.49)             -
  Class C                        17.13         (0.24)         (0.34)         (0.58)             -
  Class I                        17.26         (0.09)         (0.34)         (0.43)             -
Year ended June 30, 2002
  Class A                        19.77         (0.18)         (2.22)         (2.40)             -
  Class C                        19.76         (0.27)         (2.21)         (2.48)             -
  Class I (a)                    18.39         (0.09)         (1.04)         (1.13)             -
Year ended June 30, 2001
  Class A                        26.87         (0.13)         (3.05)         (3.18)             -
  Class C (b)                    19.77             -          (0.01)         (0.01)             -
  Class I                            -             -              -              -              -
Year ended June 30, 2000
 (Class A)                       27.10         (0.20)         (0.03)         (0.23)             -

FINANCIAL FUND

For the six months ended
December 31, 2003 (unaudited)
  Class A                        11.19         (0.02)          2.00           1.98              -
  Class C                        11.04         (0.05)          2.00           1.95              -
  Class I                        11.34          0.01           2.00           2.01              -
Year ended June 30, 2003
  Class A                        11.56         (0.02)         (0.20)         (0.22)         (0.03)
  Class C                        11.46         (0.07)         (0.20)         (0.27)         (0.03)
  Class I                        11.66          0.03          (0.20)         (0.17)         (0.03)
Year ended June 30, 2002
  Class A                        11.32         (0.02)          0.32           0.30          (0.02)
  Class C                        11.27         (0.07)          0.32           0.25          (0.02)
  Class I                        11.36          0.04           0.32           0.36          (0.02)
Period ended June 30, 2001 (c)
  Class A                        10.00          0.04           1.28           1.32              -
  Class C                        10.00         (0.03)          1.30           1.27              -
  Class I                        10.00          0.06           1.30           1.36              -

See footnotes on page 56.

                                       52

                         MORGAN KEEGAN SELECT FUND, INC.
                              FINANCIAL HIGHLIGHTS
                                December 31, 2003


                                            Net Asset                           Ratio of     Ratio of
Distributions                                 Value              Net Assets     Expenses    Net Income    Portfolio
from Capital    Return of       Total        End of     Total      End of      to Average   to Average    Turnover
   Gains         Capital    Distributions    Period     Return     Period      Net Assets   Net Assets       Rate
  $(3.93)           -          $(3.93)        $15.31    15.35%  $32,471,966       1.95%(d)    (1.48%)         15%
   (3.93)           -           (3.93)         15.10    15.34%       34,234       2.46%       (1.99%)         15%
   (3.93)           -           (3.93)         15.46    15.56%      543,923       1.45%       (0.99%)         15%

       -            -               -          16.73    (2.85%)  30,449,863       1.99%(d)    (1.00%)         77%
       -            -               -          16.55    (3.39%)      29,050       2.57%(d)    (1.58%)         77%
       -            -               -          16.83    (2.49%)     513,661       1.58%(d)    (0.59%)         77%

   (0.15)           -           (0.15)         17.22   (12.20%)  37,069,483       2.00%       (0.98%)         31%
   (0.15)           -           (0.15)         17.13   (12.66%)      32,933       2.49%       (1.47%)         31%
       -            -               -          17.26    (6.14%)     441,995       1.50%       (0.48%)         31%

   (3.92)           -           (3.92)         19.77   (13.81%)  47,075,292       1.97%       (1.07%)         29%
       -            -               -          19.76        -         5,394       1.97%       (1.07%)         29%
       -            -               -              -        -             -          -            -            -
       -            -               -          26.87    (0.85%)  69,386,938       1.76%       (0.74%)         20%




       -            -               -          13.17   17.69%     6,501,516       2.43%       (0.32%)          2%
       -            -               -          12.99   17.66%     1,699,299       2.93%       (0.83%)          2%
       -            -               -          13.35   17.72%       755,262       1.92%        0.18%           2%

   (0.12)           -          (0.15)          11.19   (1.77%)    6,279,463       2.42%       (0.18%)          3%
   (0.12)           -          (0.15)          11.04   (2.22%)    1,536,217       2.91%       (0.67%)          3%
   (0.12)           -          (0.15)          11.34   (1.32%)      702,392       1.93%        0.32%           3%

   (0.04)           -          (0.06)          11.56    2.76%    11,495,119       2.26%       (0.15%)         19%
   (0.04)           -          (0.06)          11.46    2.24%     2,152,586       2.76%       (0.64%)         19%
   (0.04)           -          (0.06)          11.66    3.28%       990,643       1.77%        0.35%          19%

        -           -               -          11.32   13.20%    18,412,183       2.48%        0.36%          23%
        -           -               -          11.27   12.70%     2,382,468       2.98%       (0.15%)         23%
        -           -               -          11.36   13.60%     1,303,129       1.99%        0.84%          23%


                             MORGAN KEEGAN SELECT FUND, INC.
                                   FINANCIAL HIGHLIGHTS
                                    December 31, 2003

                                                      Net Gains
                                                         on
                               Net Asset              Securities    Total    Dividends
                                 Value       Net      Realized      From      from Net
                               Beginning  Investment     and      Investment Investment
                               of Period   Income     Unrealized  Operations  Income

INTERMEDIATE BOND FUND

For the six months ended
December 31, 2003 (unaudited)
   Class A                      $10.39      $0.41     $(0.25)      $0.16     $(0.41)
   Class C                       10.38       0.40      (0.25)       0.15      (0.40)
   Class I                       10.39       0.43      (0.25)       0.18      (0.43)
Year ended June 30, 2003
   Class A                       10.17       0.76       0.21        0.97      (0.75)
   Class C                       10.17       0.73       0.20        0.93      (0.72)
   Class I                       10.17       0.79       0.21        1.00      (0.78)
Year ended June 30, 2002
   Class A                       10.21       0.96       -           0.96      (0.94)
   Class C                       10.21       0.93       -           0.93      (0.91)
   Class I                       10.21       0.99       -           0.99      (0.97)
Year ended June 30, 2001
   Class A                        9.74       0.78       0.47        1.25      (0.78)
   Class C                        9.74       0.74       0.47        1.21      (0.74)
   Class I                        9.74       0.80       0.47        1.27      (0.80)
Year ended June 30, 2000
   Class A                        9.85       0.68      (0.11)       0.57      (0.68)
   Class C                        9.85       0.67      (0.11)       0.56      (0.67)
   Class I                        9.85       0.72      (0.11)       0.61      (0.72)

HIGH INCOME FUND

For the six months ended
December 31, 2003 (unaudited)
    Class A                      10.55       0.52       0.18        0.70      (0.55)
    Class C                      10.55       0.49       0.19        0.68      (0.52)
    Class I                      10.55       0.53       0.19        0.72      (0.56)
Year ended June 30, 2003
    Class A                      10.47       1.21       0.04        1.25      (1.14)
    Class C                      10.47       1.16       0.04        1.20      (1.09)
    Class I                      10.47       1.24       0.04        1.28      (1.17)
Year ended June 30, 2002
    Class A                      10.56       1.42      (0.07)       1.35      (1.33)
    Class C                      10.56       1.37      (0.07)       1.30      (1.28)
    Class I                      10.56       1.45      (0.07)       1.38      (1.36)
Year ended June 30, 2001
    Class A                       9.98       1.30       0.58        1.88      (1.30)
    Class C                       9.98       1.25       0.58        1.83      (1.25)
    Class I                       9.98       1.32       0.58        1.90      (1.32)
Year ended June 30, 2000
    Class A                      10.17       1.29      (0.19)       1.10      (1.29)
    Class C                      10.18       1.12      (0.20)       0.92      (1.12)
    Class I                      10.18       1.31      (0.20)       1.11      (1.31)
See footnotes on page 56


                                        MORGAN KEEGAN SELECT FUND, INC.
                                             FINANCIAL HIGHLIGHTS
                                               December 31, 2003

                                                                             Ratio of     Ratio of
                                        Net Asset                          Expenses to  Net Income
Distributions                             Value                Net Assets    Average     to Average  Portfolio
from Capital  Return of       Total      End of      Total       End of        Net          Net      Turnover
   Gains       Capital    Distributions  Period     Return       Period       Assets^      Assets^      Rate
  $(0.02)        -           $(0.43)     $10.12       1.63%    $90,233,807    0.83%         8.23%       25%
   (0.02)        -            (0.42)      10.11       1.45%     95,465,439    1.18%         7.88%       25%
   (0.02)        -            (0.45)      10.12       1.75%     36,163,169    0.58%         8.48%       25%

    -            -            (0.75)      10.39       9.99%     82,786,047    0.85%         7.38%       38%
    -            -            (0.72)      10.38       9.40%     84,553,526    1.20%         7.03%       38%
    -            -            (0.78)      10.39      10.15%     33,347,772    0.60%         7.63%       38%

   (0.06)        -            (1.00)      10.17       9.61%     54,495,867    0.89%(e)      9.55%       37%
   (0.06)        -            (0.97)      10.17       9.34%     31,788,056    1.23%(e)      9.20%       37%
   (0.06)        -            (1.03)      10.17       9.99%     20,289,077    0.64%(e)      9.80%       37%

    -            -            (0.78)      10.21      13.16%     12,375,281    0.89%(e)      7.73%       60%
    -            -            (0.74)      10.21      12.76%      9,396,442    1.23%(e)      7.54%       60%
    -            -            (0.80)      10.21      13.43%     10,104,733    0.63%(e)      7.90%       60%

    -            -            (0.68)       9.74       6.17%      6,101,095    0.90%(e)      6.95%       30%
    -            -            (0.67)       9.74       5.81%      4,401,369    1.25%(e)      6.71%       30%
    -            -            (0.72)       9.74       6.46%      1,823,405    0.65%(e)      7.30%       30%




   (0.30)        -            (0.85)      10.40       6.83%    323,085,345    1.11%         9.83%       41%
   (0.30)        -            (0.82)      10.41       6.66%    194,587,717    1.61%         9.33%       41%
   (0.30)        -            (0.86)      10.41       7.06%    147,032,106    0.85%        10.09%       41%

   (0.03)        -            (1.17)      10.55      12.72%    298,816,127    1.13%        10.99%       67%
   (0.03)        -            (1.12)      10.55      12.16%    173,289,990    1.64%        10.48%       67%
   (0.03)        -            (1.20)      10.55      13.00%    110,694,694    0.88%        11.24%       67%

   (0.11)        -            (1.44)      10.47      13.57%    135,194,579    1.15%        13.52%       33%
   (0.11)        -            (1.39)      10.47      13.01%     74,953,800    1.64%        13.03%       33%
   (0.11)        -            (1.47)      10.47      13.85%     51,073,085    0.91%        13.76%       33%

    -            -            (1.30)      10.56      19.88%     28,873,999    1.19%(f)     12.86%       38%
    -            -            (1.25)      10.56      19.30%     15,758,616    1.69%(f)     12.36%       38%
    -            -            (1.32)      10.56      20.18%     17,413,569    0.95%(f)     13.18%       38%

    -            -            (1.29)       9.98       9.98%      5,542,495    1.25%(f)     10.89%       12%
    -            -            (1.12)       9.98       9.33%      7,806,453    1.75%(f)     10.68%       12%
    -            -            (1.31)       9.98      10.14%      5,888,854    1.00%(f)     11.27%       12%


                         MORGAN KEEGAN SELECT FUND, INC.
                              FINANCIAL HIGHLIGHTS
                         December 31, 2003 (unaudited)

      (a) For the period from January 23, 2002 (initial issuance) to June 30, 2002.
      (b) For the period from June 15, 2001 (initial issuance) to June 30, 2001.
      (c) For the period from August 30, 2000 (commencement of operations) to June 30, 2001.
      (d) 1.95% before expense reimbursement and fee waiver from Adviser for class A for the period ended December 31, 2003, 2.12%, 2.61%, and 1.62% before expense reimbursement and fee waiver from Adviser for classes A, C, and I, respectively, for the period ended June 30, 2003.
      (e) 0.91%, 1.25%, and 0.66% before expense reimbursement and fee waiver from Adviser for classes A, C, and I, respectively, for the year ended June 30, 2002, 1.12%, 1.47%, and 0.88% before expense reimbursement and fee waiver from Adviser for classes A, C, and I, respectively, for the year ended June 30, 2001, and 1.51%, 1.85%, and 1.26% before expense reimbursement and fee waiver from Adviser for classes A, C, and I, respectively, for the year ended June 30, 2000.
      (f) 1.24%, 1.74%, and 1.00% before expense reimbursement and fee waiver from Adviser for classes A, C, and I, respectively, for the year ended June 30, 2001, and 1.61%, 2.11%, and 1.37% before expense reimbursement and fee waiver from Adviser for classes A, C, and I, respectively, for the year ended June 30, 2000.
       ^  Ratio annualized for the periods less than one year.

                         MORGAN KEEGAN SELECT FUND, INC.
                         BOARD OF DIRECTORS AND OFFICERS

The funds' officers are responsible for the operation of the funds under the direction of the Board of Directors. Each of the directors oversees four funds advised by Morgan Asset Management, Inc. The officers and directors of the funds and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are interested persons of the funds as defined by the Investment Company Act of 1940. The funds' Statement of Additional Information (SAI) includes more information about the directors. To request a free copy, please call Morgan Keegan at 1-800-564-2188.

                                           POSITION WITH THE FUND AND PRINCIPAL
      NAME                                  OCCUPATION DURING PAST FIVE YEARS
      ----                                 -------------------------------------
      Allen B. Morgan, Jr.*                Director. Mr. Morgan is Chairman and
                                           Executive Managing Director of Morgan
                                           Keegan & Company, Inc. and Vice
                                           Chairman of Regions Financial
                                           Corporation. He also is a Director of
                                           Morgan Asset Management, Inc. and
                                           Regions Financial Corporation. Year
                                           of election or appointment: 1999

      J. Kenneth Alderman*                 Director. Mr. Alderman is Chairman of
                                           Regions Morgan Keegan Trust, Chief
                                           Executive Officer of Morgan Asset
                                           Management, and Executive Vice
                                           President of Regions Financial
                                           Corporation. From 1995 to 2000, he
                                           served Regions as Senior Vice
                                           President and Director to Capital
                                           Management Group (investment advisor
                                           to Regions Funds). Year of election
                                           or appointment: 2003

      James D. Witherington, Jr.           Director. Mr. Witherington is
                                           President of SSM Corp. (management of
                                           venture capital funds). He also
                                           serves as a Director for several
                                           private companies. Year of election
                                           or appointment: 1999

      William Jefferies Mann               Director. Mr. Mann is Chairman and
                                           President of Mann Investments, Inc.
                                           (hotel investments/consulting). He
                                           also serves as a Director for Heavy
                                           Machines, Inc. (equipment
                                           contractor). Year of election or
                                           appointment: 1999

                         MORGAN KEEGAN SELECT FUND, INC.
                         BOARD OF DIRECTORS AND OFFICERS

                                           POSITION WITH THE FUND AND PRINCIPAL
      NAME                                  OCCUPATION DURING PAST FIVE YEARS
      ----                                 -------------------------------------
      James Stillman R. McFadden           Director. Mr. McFadden is President
                                           and Director of Starr Printing Co.
                                           (commercial printing). He is also
                                           President and Director of 1703, Inc.
                                           (restaurant management). He also
                                           serves as a Director for several
                                           private companies. Year of election
                                           or appointment: 1999

      Archie W. Willis III                 Director. Mr. Willis is President of
                                           Community Capital (financial advisory
                                           and real estate development
                                           consulting) and Vice President of
                                           Community Realty Company (real estate
                                           brokerage). He also serves as a
                                           Director of Memphis Telecom, LLC. He
                                           was formerly a First Vice President
                                           of Morgan Keegan & Company, Inc. Year
                                           of election or appointment: 2002

      W. Randall Pittman                   Director. Mr. Pittman is Chief
                                           Financial Officer of Emageon, Inc.
                                           (healthcare information systems).
                                           From 1999 to 2002, he was Chief
                                           Financial Officer of BioCryst
                                           Pharmaceuticals, Inc. (biotechnology)
                                           and from 1998 to 1999, he was Chief
                                           Financial Officer of ScandiPharm,
                                           Inc. (pharmaceuticals). He is a
                                           Certified Public Accountant. Year of
                                           election or appointment: 2003

      Mary S. Stone                        Director. Ms. Stone is the Hugh
                                           Culverhouse Endowed Chair of
                                           Accountancy at the University of
                                           Alabama, Culverhouse School of
                                           Accountancy. She is a member of
                                           Financial Accounting Standards
                                           Advisory Council, AICPA, Accounting
                                           Standards Executive Committee, and
                                           AACSB International Accounting
                                           Accreditation Committee. Year of
                                           election or appointment: 2003

                         MORGAN KEEGAN SELECT FUND, INC.
                         BOARD OF DIRECTORS AND OFFICERS

                                           POSITION WITH THE FUND AND PRINCIPAL
      NAME                                  OCCUPATION DURING PAST FIVE YEARS
      ----                                 -------------------------------------
      Carter E. Anthony*                   President. Mr. Anthony is President
                                           and Chief Investment Officer of
                                           Morgan Asset Management, Inc. He
                                           served as Executive Vice President
                                           and Director of Capital Management
                                           Group, Regions Financial Corporation
                                           from 2000 to 2002. Mr. Anthony was
                                           Vice President of Trust Investments
                                           for National Bank of Commerce from
                                           1989 to 2000. Year of election or
                                           appointment: 2003

      Thomas R. Gamble*                    Vice-President. Mr. Gamble has been
                                           an executive at Regions Financial
                                           Corporation since 1981. He was a
                                           Corporate IRA Manager from 2000 to
                                           2001 and a Senior Vice President &
                                           Manager of Employee Benefits at the
                                           Birmingham Trust Department of
                                           Regions Bank from 1981 to 2000. Year
                                           of election or appointment: 2003

      Joseph C. Weller*                    Treasurer. Mr. Weller is Executive
                                           Vice President, Chief Financial
                                           Officer, Secretary, Treasurer, and
                                           Executive Managing Director of Morgan
                                           Keegan & Company, Inc. He also is a
                                           Director of Morgan Asset Management,
                                           Inc. Year of election or appointment:
                                           1999

      Charles D. Maxwell*                  Secretary and Assistant Treasurer.
                                           Mr. Maxwell is a Managing Director
                                           and Assistant Treasurer of Morgan
                                           Keegan & Company, Inc. and
                                           Secretary/Treasurer of Morgan Asset
                                           Management, Inc. He was formerly a
                                           senior manager with Ernst & Young
                                           (accountants) (1976-86). Year of
                                           election or appointment: 1999

      J. Thompson Weller*                  Assistant Secretary. Mr. Weller is a
                                           Managing Director and Controller of
                                           Morgan Keegan & Company, Inc. Year of
                                           election or appointment: 2003

                         MORGAN KEEGAN SELECT FUND, INC.

                                 PRIVACY NOTICE

The Regions family of companies* is committed to safeguarding the personal financial information you entrust to us. The information we collect is limited to what we believe is necessary or useful to conduct our business; to administer your records, accounts and funds; to comply with laws and regulations; to help us design or improve products and services; and to understand your financial needs so that we can provide you with quality products and superior service. We collect this information from you on applications or other forms and from the transactions you conduct with us, our affiliates or others. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by applicable law. For instance, we may share information with Regions companies providing financial and related services, such as our securities broker-dealers, our insurance companies and agencies, our banks and our mortgage companies as well as Regions companies providing non-financial services, such as our operations and servicing companies. In addition, to conduct company business and to offer products or services that may complement your relationship with us, we may also share information we collect about you with companies that perform services for us or on our behalf, such as vendors we hire to prepare account statements or to provide support for one or more of our products and services. These companies act on our behalf, and are contractually obligated to keep the information we provide to them confidential and to use the information only for the purposes authorized. To protect your nonpublic personal information internally, we permit access to it only by authorized employees and maintain physical, electronic and procedural safeguards to guard your information. If you have any questions about our privacy policy, please call us at 1-800-366-7426.

                      PROXY VOTING POLICIES AND PROCEDURES

The funds vote proxies related to the portfolio's securities according to a set of policies and procedures approved by the funds' board. A description of the policies and procedures may be obtained, without charge, by calling 1-800-564-2188 or by visiting the SEC's website at www.sec.gov.

* Includes RMK High Income Fund, Inc., Regions Morgan Keegan Select Funds, Morgan Keegan Select Fund, Inc., Morgan Asset Management, Inc., Morgan Keegan & Company, Inc., Regions Bank, Regions Morgan Keegan Trust, FSB as well as other Regions affiliates.

                  _____________________________________________
                                 OUR LOCATIONS

MORGAN KEEGAN PROVIDES PERSONALIZED INVESTMENT SERVICES THROUGH 145 OFFICES IN 14 STATES. PLEASE ACCESS OUR WEB SITE TO LOCATE THE MORGAN KEEGAN BRANCH NEAREST YOU OR CONTACT US AT 1-800-366-7426.

                                    ALABAMA

                                    ARKANSAS

                                    FLORIDA

                                    GEORGIA

                                    KENTUCKY

                                   LOUISIANA

                                 MASSACHUSETTS

                                  MISSISSIPPI

                                    NEW YORK

                                 NORTH CAROLINA

                                 SOUTH CAROLINA

                                   TENNESSEE

                                     TEXAS

                                    VIRGINIA




                 _____________________________________________


                                 MORGAN KEEGAN
                         Morgan Keegan & Company, Inc.
                     Members New York Stock Exchange, SIPC

                              www.morgankeegan.com

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act) within 90 days of this filing, the President and Treasurer of the registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is accumulated and communicated to the registrant's management to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

     (a) Form N-CSR disclosure requirement not yet effective with respect to registrant.

     (b)  The certifications required by Rule 30a-2 under the Investment Company
          Act  of  1940,   as  amended,   and   Sections  302  and  906  of  the
          Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)       Morgan Keegan Select Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title) /s/ Carter E. Anthony
                        -----------------------------------------------
                                Carter E. Anthony, President

Date    March 3, 2004
    -------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Carter E. Anthony
                        -----------------------------------------------
                                Carter E. Anthony, President

Date    March 3, 2004
    -------------------------------------------------------------------


By (Signature and Title) /s/ Joseph C. Weller
                        -----------------------------------------------
                                Joseph C. Weller, Treasurer

Date    March 3, 2004
    -------------------------------------------------------------------